August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited)
Guggenheim Active Allocation Fund
See notes to schedule of investments.
| 1
a
a Shares Value
COMMON STOCKS - 2 .4%
Consumer, Non-cyclical - 0 .6%
Bio-Techne Corp.
(a)
5,648 $ 408,407
Illumina, Inc.*
,(a)
1,645 351,421
PayPal Holdings, Inc.
(a)
5,816 306,300
Charles River Laboratories International, Inc.*
,(a)
985 283,916
Moderna, Inc.*
,(a)
1,850 259,629
Align Technology, Inc.*
,(a)
1,380 220,510
Bio-Rad Laboratories, Inc. — Class A*
,(a)
482 186,110
MarketAxess Holdings, Inc.
(a)
746 121,322
Robert Half, Inc.
(a)
2,350 106,549
Zoetis, Inc.
(a)
1,380 106,398
WW International, Inc.* 4,946 82,549
Dentsply Sirona, Inc.
(a)
5,242 58,553
LivaNova plc*
,(a)
625 49,881
TriNet Group, Inc.
(a)
474 33,317
Alarm.com Holdings, Inc.*
,(a)
552 31,773
AtriCure, Inc.*
,(a)
525 25,384
Denali Therapeutics, Inc.*
,(a)
1,062 25,233
NeoGenomics, Inc.*
,(a)
1,325 23,731
Progyny, Inc.*
,(a)
754 19,295
Omnicell, Inc.*
,(a)
513 18,037
Beam Therapeutics, Inc.*
,(a)
596 17,540
CONMED Corp.
(a)
339 16,899
Astrana Health, Inc.*
,(a)
442 16,845
Arcus Biosciences, Inc.*
,(a)
526 15,401
Kodiak Sciences, Inc.* 399 14,903
Neogen Corp.*
,(a)
1,258 14,542
Upbound Group, Inc.
(a)
773 14,146
Deluxe Corp.
(a)
503 11,619
Intellia Therapeutics, Inc.* 814 10,362
Nurix Therapeutics, Inc.*
,(a)
373 9,616
Helen of Troy Ltd.*
,(a)
281 8,458
Coursera, Inc.*
,(a)
915 5,966
Arvinas, Inc.* 548 5,042
Definium Therapeutics, Inc.* 125 4,965
Fulgent Genetics, Inc.*
,(a)
246 4,765
Recursion Pharmaceuticals, Inc. — Class A* 1,343 4,566
Community Health Systems, Inc.*
,(a)
1,457 4,254
Green Dot Corp. — Class A*
,(a)
313 4,160
Varex Imaging Corp.*
,(a)
224 4,142
Sana Biotechnology, Inc.* 1,029 3,982
OmniAb, Inc.*
,(a)
867 3,797
AngioDynamics, Inc.*
,(a)
220 3,549
OPKO Health, Inc.* 2,343 3,444
Pacific Biosciences of California, Inc.* 2,271 3,077
Enanta Pharmaceuticals, Inc.* 230 3,066
Carriage Services, Inc. — Class A
(a)
90 3,029
Ocugen, Inc.* 2,201 2,927

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
2 |
a
a Shares Value
COMMON STOCKS - 2.4% (continued)
Consumer, Non-cyclical - 0.6% (continued)
Mission Produce, Inc.*
,(a)
220 $ 2,798
Replimune Group, Inc.* 177 2,708
Cerus Corp.* 986 2,603
Editas Medicine, Inc.* 801 2,451
MeiraGTx Holdings plc*
,(a)
177 2,444
Monro, Inc.
(a)
194 2,417
Senseonics Holdings, Inc.* 257 2,372
Fate Therapeutics, Inc.* 948 2,266
BioLife Solutions, Inc.*
,(a)
61 2,261
TrueBlue, Inc.* 205 2,150
OrthoPediatrics Corp.*
,(a)
80 1,865
Repay Holdings Corp. — Class A*
,(a)
507 1,820
Anika Therapeutics, Inc.* 86 1,795
Vanda Pharmaceuticals, Inc.*
,(a)
326 1,760
Emergent BioSolutions, Inc.* 287 1,751
C4 Therapeutics, Inc.* 460 1,707
Allogene Therapeutics, Inc.* 811 1,622
Zentalis Pharmaceuticals, Inc.* 428 1,609
Alector, Inc.* 695 1,571
OraSure Technologies, Inc.*
,(a)
426 1,529
Utah Medical Products, Inc.
(a)
20 1,423
Joint Corp.* 165 1,393
InfuSystem Holdings, Inc.* 108 1,312
American Well Corp. — Class A* 109 1,305
B&G Foods, Inc.
(a)
375 1,301
Phathom Pharmaceuticals, Inc.* 120 1,148
Coherus Oncology, Inc.* 806 1,088
Oramed Pharmaceuticals, Inc. 212 1,064
USANA Health Sciences, Inc.*
,(a)
70 998
Seer, Inc. — Class A* 495 970
Quanterix Corp.*
,(a)
361 964
Lexicon Pharmaceuticals, Inc.* 408 918
Annexon, Inc.*
,(a)
185 914
Euronet Worldwide, Inc.* 13 904
Accendra Health, Inc.* 718 869
Lineage Cell Therapeutics, Inc.* 747 822
Spyre Therapeutics, Inc.*
,(a)
9 804
Taysha Gene Therapies, Inc.* 133 757
Orthofix Medical, Inc.*
,(a)
78 732
MaxCyte, Inc.* 563 726
Beauty Health Co.* 1,022 691
Organogenesis Holdings, Inc. — Class A* 379 652
Inogen, Inc.*
,(a)
116 623
Verastem, Inc.* 85 614
RadNet, Inc.* 8 607
Apyx Medical Corp.* 185 564
Tectonic Therapeutic, Inc.* 18 539
Exagen, Inc.* 61 448

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
| 3
a
a Shares Value
COMMON STOCKS - 2.4% (continued)
Consumer, Non-cyclical - 0.6% (continued)
Stereotaxis, Inc.* 295 $ 425
Cassava Sciences, Inc.* 448 402
HF Foods Group, Inc.* 217 388
Pulmonx Corp.* 155 369
Vaxart, Inc.* 715 365
Neurogene, Inc.* 10 362
Prelude Therapeutics, Inc.* 64 358
Heron Therapeutics, Inc.* 1,100 350
Alpha Teknova, Inc.* 41 294
Inovio Pharmaceuticals, Inc.* 205 260
Sangamo Therapeutics, Inc.* 1,415 233
Solid Biosciences, Inc.* 23 220
XBiotech, Inc.* 90 205
ALX Oncology Holdings, Inc.* 105 203
Pyxis Oncology, Inc.* 62 201
Century Therapeutics, Inc.* 96 197
Sensei Biotherapeutics, Inc.* 6 197
Q32 Bio, Inc.* 13 193
PMV Pharmaceuticals, Inc.* 156 189
Spero Therapeutics, Inc.* 144 176
Cartesian Therapeutics, Inc.* 18 167
Laird Superfood, Inc.* 37 154
Cue Biopharma, Inc.* 6 153
Athira Pharma, Inc.* 19 150
Accuray, Inc.* 550 145
Werewolf Therapeutics, Inc.* 153 144
Outset Medical, Inc.* 36 138
Rapid Micro Biosystems, Inc. — Class A* 86 131
LENZ Therapeutics, Inc.* 22 115
Vor BioPharma, Inc.* 5 112
Tenaya Therapeutics, Inc.* 153 105
TherapeuticsMD, Inc.* 46 100
Seres Therapeutics, Inc.* 20 98
AirSculpt Technologies, Inc.* 38 96
Zevia PBC — Class A* 61 86
CytoSorbents Corp.* 245 84
Beyondspring, Inc.* 133 83
Biodesix, Inc.* 3 79
Fortress Biotech, Inc.* 28 77
Scilex Holding Co.* 14 77
Retractable Technologies, Inc.* 103 75
Precision BioSciences, Inc.* 9 69
Ginkgo Bioworks Holdings, Inc.* 10 68
Insight Molecular Diagnostics, Inc.* 17 67
ImageneBio, Inc.* 13 66
Passage Bio, Inc.* 11 49
Lucid Diagnostics, Inc.* 39 38
Korro Bio, Inc.* 3 37

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
4 |
a
a Shares Value
COMMON STOCKS - 2.4% (continued)
Consumer, Non-cyclical - 0.6% (continued)
Lite Strategy, Inc.* 33 $ 33
Quince Therapeutics, Inc.* 1 33
Elicio Therapeutics, Inc.* 12 32
Aligos Therapeutics, Inc.* 5 29
Kalaris Therapeutics, Inc.* 7 28
Xilio Therapeutics, Inc.* 3 27
Bolt Biotherapeutics, Inc.* 6 25
AquaBounty Technologies, Inc.* 17 22
Avalo Therapeutics, Inc.* 1 19
Endo Guc Trust — Class A*
,†††
133,456 13
Hookipa Pharma, Inc.*
,†††
11 13
Tvardi Therapeutics, Inc.* 7 13
Finch Therapeutics Group, Inc.* 1 10
Vistagen Therapeutics, Inc.* 38 10
Aspira Women's Health, Inc.* 28 8
Semnur Pharmaceuticals, Inc.* 14 8
Adaptimmune Therapeutics plc ADR* 273 6
PAVmed, Inc.* 1 5
22nd Century Group, Inc.* 1 3
iBio, Inc.* 2 3
SQZ Biotechnologies Co.* 135 3
BioAtla, Inc.* 1 2
Curis, Inc.* 1 2
Sorrento Therapeutics, Inc.* 3,481 2
GT Biopharma, Inc.* 3 1
9 Meters Biopharma, Inc.* 67 —
Acutus Medical, Inc.* 113 —
Affimed N.V.* 69 —
Applied Therapeutics, Inc.
†††
105 —
Athersys, Inc.* 49 —
Carisma Therapeutics, Inc.* 59 —
Codiak Biosciences, Inc.*
,†††
94 —
Cue Health, Inc.* 85 —
Generation Bio Co.
†††
52 —
Humanigen, Inc.*
,†††
284 —
Infinity Pharmaceuticals, Inc.* 521 —
Ligand Pharmaceuticals, Inc.*
,†††
134 —
NanoString Technologies, Inc.*
,†††
532 —
Oncternal Therapeutics, Inc.*
,†††
13 —
Ontrak, Inc.* 1 —
Rubius Therapeutics, Inc.*
,†††
547 —
Syros Pharmaceuticals, Inc.* 34 —
Telesis Bio, Inc.* 3 —
Trevena, Inc.* 1 —
ViewRay, Inc.* 837 —
Vincerx Pharma, Inc.* 4 —
Total Consumer, Non-cyclical 3,008,726

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
| 5
a
a Shares Value
COMMON STOCKS - 2.4% (continued)
Consumer, Cyclical - 0 .5%
Penn Entertainment, Inc.*
,(a)
15,035 $ 251,235
Caesars Entertainment, Inc.*
,(a)
8,165 242,500
Ford Motor Co.
(a)
15,940 222,204
Best Buy Co, Inc.
(a)
2,703 216,645
Bath & Body Works, Inc.
(a)
10,922 210,248
Aptiv plc*
,(a)
4,627 207,105
Target Corp.
(a)
1,235 198,687
CarMax, Inc.*
,(a)
2,577 158,047
Pool Corp.
(a)
578 107,809
Crocs, Inc.*
,(a)
683 82,220
NIKE, Inc. — Class B
(a)
2,085 81,440
Macy's, Inc.
(a)
3,538 77,694
Versigent plc*
,(a)
1,542 73,107
VF Corp.
(a)
4,779 64,230
Whirlpool Corp.
(a)
1,379 56,318
Advance Auto Parts, Inc.
(a)
1,253 52,852
Under Armour, Inc. — Class C*
,(a)
9,303 45,864
Under Armour, Inc. — Class A*
,(a)
8,161 41,131
Sonos, Inc.*
,(a)
1,488 23,213
Callaway Golf Co.*
,(a)
1,357 21,318
Sally Beauty Holdings, Inc.*
,(a)
1,288 21,097
Goodyear Tire & Rubber Co.*
,(a)
3,229 20,246
Millerknoll, Inc.
(a)
872 19,698
Wolverine World Wide, Inc.
(a)
954 18,822
National Vision Holdings, Inc.*
,(a)
969 16,551
Cracker Barrel Old Country Store, Inc.
(a)
278 15,357
Gentherm, Inc.*
,(a)
390 15,323
LGI Homes, Inc.*
,(a)
252 14,097
Fox Factory Holding Corp.*
,(a)
493 10,072
FG Parent LLC*
,†††
15,577 9,736
Papa John's International, Inc.
(a)
387 9,087
Allegiant Travel Co.*
,(a)
119 9,050
MarineMax, Inc.*
,(a)
123 6,418
Standard Motor Products, Inc.
(a)
124 4,677
Asphalt Atd Holdco LLC*
,†††
23,999 4,272
AMC Entertainment Holdings, Inc. — Class A*
,(a)
1,286 3,395
Malibu Boats, Inc. — Class A*
,(a)
121 3,262
Citi Trends, Inc.*
,(a)
47 3,199
Camping World Holdings, Inc. — Class A
(a)
489 3,159
Movado Group, Inc.
(a)
91 3,069
Zumiez, Inc.*
,(a)
114 2,041
Fossil Group, Inc.* 284 1,411
Johnson Outdoors, Inc. — Class A
(a)
31 1,395
Lovesac Co.*
,(a)
76 1,185
GrowGeneration Corp.* 647 1,042
American Outdoor Brands, Inc.* 84 888
Superior Group of Companies, Inc.
(a)
69 825
OneWater Marine, Inc. — Class A*
,(a)
61 731

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
6 |
a
a Shares Value
COMMON STOCKS - 2.4% (continued)
Consumer, Cyclical - 0.5% (continued)
Lifetime Brands, Inc. 75 $ 709
Portillo's, Inc. — Class A*
,(a)
136 622
Tilly's, Inc. — Class A* 135 529
Vera Bradley, Inc.* 155 527
Children's Place, Inc.* 161 401
Playboy, Inc.* 337 398
EVI Industries, Inc.
(a)
27 378
Universal Electronics, Inc.* 74 337
Regis Corp.* 12 330
Sportsman's Warehouse Holdings, Inc.* 259 308
Cato Corp. — Class A* 117 305
Duluth Holdings, Inc. — Class B* 72 265
Torrid Holdings, Inc.* 103 227
Republic Airways Holdings, Inc.* 13 226
PetMed Express, Inc.* 118 223
Blink Charging Co.* 428 222
ONE Group Hospitality, Inc.* 123 207
Traeger, Inc.* 3 168
Nu Ride, Inc.* 60 103
Purple Innovation, Inc. — Class A* 13 52
Barnes & Noble Education, Inc.
(a)
2 24
Sleep Number Corp.* 260 8
Aterian, Inc.* 12 5
Workhorse Group, Inc.* 1 3
Arcimoto, Inc.* 9 —
Aterian, Inc.
†††
12 —
Big Lots, Inc.* 354 —
Canoo, Inc.* 2 —
Conn's, Inc.*
,†††
106 —
EBET, Inc.* 3 —
Fisker, Inc.*
,†††
1,915 —
LL Flooring Holdings, Inc.*
,†††
170 —
Shift Technologies, Inc.*
,†††
102 —
Total Consumer, Cyclical 2,660,549
Financial - 0 .4%
T. Rowe Price Group, Inc.
(a)
3,987 443,673
Lincoln National Corp.
(a)
8,597 366,146
Truist Financial Corp.
(a)
4,474 221,821
Essex Property Trust, Inc. REIT
(a)
761 215,333
Healthpeak Properties, Inc. REIT
(a)
7,889 164,249
STAG Industrial, Inc. REIT
(a)
2,043 76,102
Alexandria Real Estate Equities, Inc. REIT
(a)
1,357 69,601
Valley National Bancorp
(a)
4,679 63,822
Terreno Realty Corp. REIT
(a)
863 57,139
First Financial Bankshares, Inc.
(a)
1,517 50,410
Public Storage REIT
(a)
132 40,523
LXP Industrial Trust REIT
(a)
656 39,826

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
| 7
a
a Shares Value
COMMON STOCKS - 2.4% (continued)
Financial - 0.4% (continued)
Broadstone Net Lease, Inc. REIT
(a)
1,850 $ 38,591
HA Sustainable Infrastructure Capital, Inc.
(a)
896 35,437
Columbia Banking System, Inc.
(a)
1,001 29,670
Riot Platforms, Inc.* 1,226 23,288
DigitalBridge Group, Inc.
(a)
1,417 22,544
Happen, Inc.*
,(a)
1,171 20,586
Triumph Financial, Inc.*
,(a)
281 20,021
Innovative Industrial Properties, Inc. REIT
(a)
292 16,621
Cannae Holdings, Inc.
(a)
994 15,506
Live Oak Bancshares, Inc.
(a)
376 14,811
Goosehead Insurance, Inc. — Class A*
,(a)
211 14,485
Virtus Investment Partners, Inc.
(a)
85 14,067
Walker & Dunlop, Inc.
(a)
341 13,821
Trupanion, Inc.*
,(a)
446 13,001
Rocket Companies, Inc. — Class A* 963 12,914
MARA Holdings, Inc.* 1,115 12,009
Huntington Bancshares, Inc.
(a)
542 9,043
Piedmont Realty Trust, Inc. REIT*
,(a)
727 6,957
ConnectOne Bancorp, Inc.
(a)
218 6,854
Capitol Federal Financial, Inc.
(a)
762 6,561
Brandywine Realty Trust REIT
(a)
1,990 6,010
MFA Financial, Inc. REIT
(a)
649 5,724
Metropolitan Bank Holding Corp.
(a)
57 5,174
Safehold, Inc. REIT
(a)
334 5,057
Eagle Bancorp, Inc.
(a)
185 5,049
Centerspace REIT
(a)
83 4,357
LendingTree, Inc.*
,(a)
136 3,813
Industrial Logistics Properties Trust REIT
(a)
380 3,137
Redwood Trust, Inc. REIT
(a)
675 3,118
AGNT, Inc.
(a)
736 3,032
TPG RE Finance Trust, Inc. REIT
(a)
358 2,767
West BanCorp, Inc.
(a)
95 2,684
Waterstone Financial, Inc.
(a)
128 2,683
Chiron Real Estate, Inc. REIT
(a)
70 2,555
Fulton Financial Corp.
(a)
108 2,534
Hingham Institution For Savings
(a)
8 2,306
One Liberty Properties, Inc. REIT
(a)
95 2,273
Community Healthcare Trust, Inc. REIT
(a)
141 2,074
Columbia Financial, Inc.
(a)
159 1,848
Firstsun Capital Bancorp* 45 1,800
Mechanics Bancorp — Class A
(a)
114 1,794
ARMOUR Residential REIT, Inc.
(a)
103 1,671
Regional Management Corp.
(a)
44 1,412
Invesco Mortgage Capital, Inc. REIT
(a)
182 1,330
Orchid Island Capital, Inc. REIT
(a)
158 1,041
Oportun Financial Corp.* 124 911
Douglas Elliman, Inc.* 449 831
B Riley Financial, Inc.* 118 817

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
8 |
a
a Shares Value
COMMON STOCKS - 2.4% (continued)
Financial - 0.4% (continued)
Ready Capital Corp. REIT
(a)
355 $ 628
Star Holdings* 60 590
Seritage Growth Properties — Class A*
,(a)
222 462
Signature Bank*
,(a)
1,846 406
Franklin Street Properties Corp. REIT 595 241
Silvergate Capital Corp. — Class A* 327 241
Finance Of America Companies, Inc. — Class A* 10 178
Rafael Holdings, Inc. — Class B* 67 172
eHealth, Inc.* 145 164
Kestrel Group Ltd.* 20 141
Pershing Square Tontine Holdings, Ltd. — Class A*
,†††,(b)
329,700 33
Ashford Hospitality Trust, Inc. REIT* 10 32
Fathom Holdings, Inc.* 36 24
First Republic Bank*
,(a)
1,594 1
AlphaTON Capital Corp.* 2 —
Total Financial 2,236,547
Technology - 0 .4%
Qorvo, Inc.*
,(a)
5,008 481,169
Paycom Software, Inc.
(a)
1,974 471,983
Zebra Technologies Corp. — Class A*
,(a)
1,317 465,625
Skyworks Solutions, Inc.
(a)
4,710 315,617
IPG Photonics Corp.*
,(a)
2,116 160,985
Synaptics, Inc.*
,(a)
463 44,781
Workiva, Inc. — Class A*
,(a)
501 40,080
Power Integrations, Inc.
(a)
691 35,504
LiveRamp Holdings, Inc.*
,(a)
775 29,233
Ambarella, Inc.*
,(a)
412 28,585
BlackLine, Inc.*
,(a)
633 21,028
Appian Corp. — Class A*
,(a)
461 19,800
Everforth, Inc.*
,(a)
596 19,322
Porch Group, Inc.* 894 15,189
PagerDuty, Inc.*
,(a)
967 13,673
Digital Turbine, Inc.* 1,060 11,406
Rapid7, Inc.*
,(a)
659 8,870
Asana, Inc. — Class A* 853 8,752
Phreesia, Inc.*
,(a)
584 7,131
Sprout Social, Inc. — Class A*
,(a)
530 6,031
3D Systems Corp.* 1,453 4,766
Grid Dynamics Holdings, Inc.*
,(a)
530 4,229
Cerence, Inc.* 454 3,832
8x8, Inc.* 1,327 2,495
Corsair Gaming, Inc.*
,(a)
163 1,981
Commerce.com, Inc.*
,(a)
567 1,367
Domo, Inc. — Class B*
,(a)
330 1,247
Telos Corp.* 238 1,147
Unisys Corp.*
,(a)
384 1,037
Rackspace Technology, Inc.* 324 1,014

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
| 9
a
a Shares Value
COMMON STOCKS - 2.4% (continued)
Technology - 0.4% (continued)
Health Catalyst, Inc.*
,(a)
609 $ 999
Vuzix Corp.* 349 911
Atomera, Inc.* 120 499
CS Disco, Inc.*
,(a)
84 368
LivePerson, Inc.* 51 158
TTEC Holdings, Inc.* 108 145
Veritone, Inc.* 169 134
Upland Software, Inc.* 17 74
Teads Holding Co.* 127 64
Smith Micro Software, Inc.* 6 17
Meta Materials, Inc.* 12 —
Total Technology 2,231,248
Communications - 0 .3%
LuxCo 3 SARL 32,870 609,696
Etsy, Inc.*
,(a)
4,899 398,436
Match Group, Inc.
(a)
5,697 231,583
Walt Disney Co.
(a)
1,941 208,755
Charter Communications, Inc. — Class A*
,(a)
457 69,665
Ziff Davis, Inc.*
,(a)
508 28,016
Upwork, Inc.*
,(a)
1,378 12,443
Clear Channel Outdoor Holdings, Inc.* 4,259 10,094
Revolve Group, Inc.*
,(a)
420 9,332
Liberty Latin America Ltd. — Class C* 906 7,746
iHeartMedia, Inc. — Class A* 1,313 3,571
Stitch Fix, Inc. — Class A* 949 3,008
Liberty Latin America Ltd. — Class A* 237 2,041
Bed Bath & Beyond, Inc.* 518 2,036
OptimizeRx Corp.* 205 1,636
Boston Omaha Corp. — Class A*
,(a)
118 1,627
Shutterstock, Inc.
(a)
274 1,518
TechTarget, Inc.*
,(a)
305 1,180
1-800-Flowers.com, Inc. — Class A* 317 1,157
EW Scripps Co. — Class A* 335 1,109
Lands' End, Inc.*
,(a)
79 935
Ribbon Communications, Inc.*
,(a)
419 834
Tucows, Inc. — Class A*
,(a)
58 614
Advantage Solutions, Inc.* 18 594
1stdibs.com, Inc.* 106 463
CuriosityStream, Inc. 155 415
CarParts.com, Inc.* 30 217
VirnetX Holding Corp.* 18 212
Inseego Corp.* 49 205
Thryv Holdings, Inc.*
,(a)
90 172
Cardlytics, Inc.* 38 153
Fluent, Inc.* 43 148
comScore, Inc.* 20 105
National CineMedia, Inc.
(a)
35 88

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
10 |
a
a Shares Value
COMMON STOCKS - 2.4% (continued)
Communications - 0.3% (continued)
aka Brands Holding Corp.* 4 $ 42
Cambium Networks Corp.* 63 9
Solo Brands, Inc. — Class A* 1 4
Audacy, Inc.*
,†††
23 —
HyreCar, Inc.* 104 —
Society Pass, Inc.* 2 —
Total Communications 1,609,859
Industrial - 0 .2%
Generac Holdings, Inc.*
,(a)
2,048 379,658
Mohawk Industries, Inc.*
,(a)
2,047 262,528
Ball Corp.
(a)
2,988 188,154
Stanley Black & Decker, Inc.
(a)
1,746 168,262
Exponent, Inc.
(a)
606 43,032
Helios Technologies, Inc.
(a)
378 27,602
CryoPort, Inc.* 476 7,616
Astec Industries, Inc.
(a)
133 5,659
Aebi Schmidt Holding AG
(a)
422 5,338
Onterris, Inc.*
,(a)
305 5,100
Mesa Laboratories, Inc.
(a)
29 3,708
Smith & Wesson Brands, Inc.
(a)
285 3,625
Columbus McKinnon Corp.
(a)
163 2,879
Luxfer Holdings plc
(a)
164 2,817
Ranpak Holdings Corp. — Class A*
,(a)
447 2,123
Latham Group, Inc.*
,(a)
240 1,697
GrafTech International Ltd.* 234 1,685
Aspen Aerogels, Inc.* 263 1,297
Pure Cycle Corp.*
,(a)
114 1,265
Turtle Beach Corp.*
,(a)
90 1,153
Outdoor Holding Co.* 515 1,112
GoPro, Inc. — Class A* 755 661
Caesarstone Ltd.* 134 386
Identiv, Inc.* 127 357
Standard BioTools, Inc.* 454 299
Comtech Telecommunications Corp.* 152 257
Innovate Corp.* 29 216
Hydrofarm Holdings Group, Inc.* 46 42
Yellow Corp.*
,†††
300 30
Akoustis Technologies, Inc.*
,†††
287 —
Ideanomics, Inc.*
,†††
22 —
Total Industrial 1,118,558
Basic Materials - 0 .0%
Quaker Chemical Corp.
(a)
157 26,031
Tronox Holdings plc
(a)
1,344 7,110
Compass Minerals International, Inc.*
,(a)
200 4,972
Mativ Holdings, Inc.
(a)
135 1,605
Codexis, Inc.* 706 1,200
Unifi, Inc.* 81 598

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
| 11
a
a Shares Value
COMMON STOCKS - 2.4% (continued)
Basic Materials - 0.0% (continued)
Magnera Corp.* 20 $ 251
Total Basic Materials 41,767
Utilities - 0 .0%
Ameresco, Inc. — Class A* 362 8,007
Middlesex Water Co.
(a)
101 5,858
Global Water Resources, Inc.
(a)
75 690
Total Utilities 14,555
Energy - 0 .0%
Gevo, Inc.* 1,167 1,937
DMC Global, Inc.*
,(a)
111 785
Aemetis, Inc.* 161 301
Spruce Power Holding Corp.* 78 145
Beam Global* 52 74
Total Energy 3,242
Healthcare - 0 .0%
Cyteir Therapeutics, Inc.*
,†††
99 —
Total Common Stocks
(Cost $30,041,557) 12,925,051
PREFERRED STOCKS - 7 .3%
Financial - 5 .9%
Citigroup, Inc.
4.15%
(a)
5,000,000 4,987,325
6.88% 600,000 607,339
6.63% 400,000 405,687
Bank of New York Mellon Corp.
3.75%
(a)
5,000,000 4,977,752
Goldman Sachs Group, Inc.
6.50% due 12/31/70
(a)
4,050,000 4,030,437
Wells Fargo & Co.
4.38%
(a)
139,386 2,284,537
4.75%
(a)
61,250 1,091,475
Bank of America Corp.
4.38%
(a)
131,500 2,189,475
4.38%
(a)
1,159,000 1,153,696
Charles Schwab Corp.
6.10% due 12/31/70 1,900,000 1,874,044
JPMorgan Chase & Co.
6.50%
(a)
1,350,000 1,371,532
6.10% due 12/31/70 400,000 400,595
Selective Insurance Group, Inc.
4.60%
(a)
85,536 1,320,676
State Street Corp.
6.35% 750,000 746,818
6.45% 400,000 403,248
Public Storage
4.10%
(a)
58,000 894,940

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
12 |
a
a Shares Value
PREFERRED STOCKS - 7.3% (continued)
Financial - 5.9% (continued)
Lincoln National Corp.
9.25% 750,000 $ 786,925
Jackson Financial, Inc.
8.00%
(a)
26,000 669,240
Globe Life, Inc.
4.25% due 06/15/61 40,000 606,400
American National Group, Inc.
7.38% 25,000 579,500
RenaissanceRe Holdings Ltd.
4.20%
(a)
38,000 559,360
Keenova 582 55,920
Par Health 582 3,274
First Republic Bank
4.50%* 200,000 40
Total Financial 32,000,235
Government - 0 .6%
CoBank ACB
4.25%
(a)
3,000,000 2,975,548
Consumer, Non-cyclical - 0 .3%
Ingenovis Health, LP
†††
1,810 1,870,001
Communications - 0 .3%
Rogers Communications, Inc.
5.25% due 03/15/82
(a),(c)
1,600,000 1,596,155
Liberty Latin America Ltd.
9.00% 113 2,389
Total Communications 1,598,544
Utilities - 0 .1%
NextEra Energy Capital Holdings, Inc.
6.50% due 06/01/85 16,750 389,605
6.50% due 04/15/86 10,000 234,000
Total Utilities 623,605
Energy - 0 .1%
Venture Global LNG, Inc.
9.00%
(c)
550,000 557,541
Total Preferred Stocks
(Cost $48,961,964) 39,625,474
PRIVATE FUNDS
(d)
- 1 .3%
FTAI Aircraft Leasing Offshore SPV, LP* 5,365,055
HPC NAV I 2025 1,704,154
Total Private Funds
(Cost $6,651,946) 7,069,209
WARRANTS - 0 .0%
Neighborhood Intelligence, Inc.* 50 31

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
| 13
a
a Shares Value
WARRANTS - 0.0% (continued)
Pershing Square SPARC Holdings, Ltd.
Expiring 12/31/49*
,†††,(b)
82,425 $ 8
Total Warrants
(Cost $—) 39
RIGHTS - 0 .0%
Consumer, Non-cyclical - 0 .0%
Contra Sesen Bio*
,†††
1,182 1
AbbVie, Inc.-CVR
Expiring 12/31/49*
,†††
2 —
Avrobio, Inc.*
,†††
18 —
Bausch Health Companies Inc.-CVR
Expiring 12/31/49*
,†††
134 —
Carlyle Finance LLC
Expiring 12/31/27*
,†††
20 —
Cartesian Therapeutics, Inc.*
,†††
542 —
Concentra Biosciences LLC
Expiring 06/23/31*
,†††
279 —
Contra Atreca, Inc.*
,†††
154 —
Eli Lilly & Co.-CVR
Expiring 12/31/49*
,†††
6 —
Epizyme, Inc.-CVR
Expiring 01/01/28*
,†††
793 —
Frequency Therapeutics, Inc.
Expiring 12/31/49*
,†††
191 —
Kezar Life Sciences, Inc.*
,†††
21 —
Magenta Therapeutics, Inc.*
,†††
178 —
Neoleukin Therapeutics, Inc.*
,†††
41 —
Spyre Therapeutics, Inc.*
,†††
240 —
Surface Oncology, Inc.*
,†††
208 —
XOMA Corp.
Expiring 04/04/30*
,†††
153 —
Total Consumer, Non-cyclical 1
Financial - 0 .0%
Curo Group Holdings Corp.*
,†††
125 —
Gurnet Point Capital LLC
Expiring 12/31/26*
,†††
285 —
Total Financial —
Basic Materials - 0 .0%
Asphalt Intermediate Holdco LLC
Expiring 12/31/49*
,†††
1,071 —
Total Rights
(Cost $2,333) 1
EXCHANGE-TRADED FUNDS - 2 .5%
Guggenheim Enhanced Equity Income ETF
∞
270,000 13,336,920
Total Exchange-Traded Funds
(Cost $13,515,750) 13,336,920

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
14 |
a
a Shares Value
CLOSED-END MUTUAL FUNDS
(e)
- 1 .2%
BlackRock Credit Allocation Income Trust
(a)
290,333 $ 2,920,750
Eaton Vance Limited Duration Income Fund
(a)
309,597 2,814,237
Blackstone Strategic Credit Fund
(a)
91,382 1,026,220
Total Closed-End Mutual Funds
(Cost $9,407,634) 6,761,207
MONEY MARKET FUNDS
(e)
- 2 .4%
BNY Dreyfus Treasury Securities Cash Management Fund
— Institutional Shares, 3.59%
(f)
11,424,020 11,424,020
BNY Dreyfus Treasury Obligations Cash Management Fund
— Institutional Shares, 3.55%
(f)
1,657,538 1,657,538
Total Money Market Funds
(Cost $13,081,558) 13,081,558
Face
Amount
~
CORPORATE BONDS - 48 .2%
Financial - 14 .5%
Insured Lending 1 Ltd.
6.50% due 02/04/32
†††,(g)
EUR 4,800,000 5,574,720
Global Atlantic Fin Co.
7.25% due 03/01/56
(a),(c),(h)
3,065,000 2,958,442
3.13% due 06/15/31
(a),(c)
1,750,000 1,543,064
United Wholesale Mortgage LLC
5.50% due 04/15/29
(a),(c)
4,300,000 4,054,543
Liberty Mutual Group, Inc.
4.30% due 02/01/61
(a),(c)
5,250,000 3,305,431
Jefferies Finance LLC / JFIN Co-Issuer Corp.
5.00% due 08/15/28
(a),(c)
3,150,000 3,050,866
OneMain Finance Corp.
4.00% due 09/15/30
(a)
3,300,000 3,046,368
GLP Capital, LP / GLP Financing II, Inc.
3.25% due 01/15/32
(a)
3,250,000 2,868,507
Accident Fund Insurance Co. of America
8.50% due 08/01/32
(a),(c)
2,550,000 2,538,458
Encore Capital Group, Inc.
8.50% due 05/15/30
(a),(c)
1,950,000 2,067,735
Corebridge Financial, Inc.
6.88% due 12/15/52
(a),(h)
1,950,000 1,978,975
Allianz SE
6.55%
(a),(c),(h),(i)
1,400,000 1,402,995
6.50%
(c),(h),(i)
400,000 397,240
Focus Financial Partners LLC
6.75% due 09/15/31
(a),(c)
1,350,000 1,342,953
7.25% due 09/15/31
(c)
450,000 455,024
Sherwood Financing plc
7.90% (3 Month EURIBOR + 5.50%) due 12/15/29
◊,(a)
EUR 1,500,000 1,740,962
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
4.00% due 10/15/33
(a),(c)
1,800,000 1,611,476
3.88% due 03/01/31
(c)
100,000 93,287

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
| 15
a
a
Face
Amount
~
Value
CORPORATE BONDS - 48.2% (continued)
Financial - 14.5% (continued)
Hunt Companies, Inc.
5.25% due 04/15/29
(a),(c)
1,704,000 $ 1,646,915
Alliant Holdings Intermediate LLC / Alliant Holdings
Co-Issuer
7.38% due 10/01/32
(c)
1,450,000 1,468,460
7.00% due 01/15/31
(c)
150,000 152,370
AmFam Holdings, Inc.
3.83% due 03/11/51
(a),(c)
2,300,000 1,592,312
Atlantic Marine Corps. Communities LLC
5.38% due 02/15/48 1,925,031 1,539,671
Prudential Financial, Inc.
5.13% due 03/01/52
(a),(h)
1,550,000 1,499,175
Equitable Holdings, Inc.
6.70% due 03/28/55
(a),(h)
1,400,000 1,415,645
FS KKR Capital Corp.
3.25% due 07/15/27 1,441,000 1,405,686
Fidelis Insurance Holdings Ltd.
7.75% due 06/15/55
(a),(h)
1,350,000 1,405,378
Galaxy Bidco Ltd.
8.13% due 12/19/29
(a),(c)
GBP 1,000,000 1,405,320
CrossCountry Intermediate HoldCo LLC
6.75% due 12/01/32
(c)
800,000 766,224
6.50% due 10/01/30
(c)
550,000 535,376
7.75% due 08/15/31
(c)
100,000 100,124
Enstar Group Ltd.
7.50% due 04/01/45
(a),(c),(h)
650,000 673,513
6.69% due 07/15/37
(c),(h)
675,000 656,569
Reinsurance Group of America, Inc.
6.38% due 09/15/56
(a),(h)
1,075,000 1,045,813
6.65% due 09/15/55
(a),(h)
265,000 263,617
PennyMac Financial Services, Inc.
7.13% due 11/15/30
(c)
800,000 803,275
7.88% due 12/15/29
(c)
300,000 309,541
6.88% due 02/15/33
(c)
200,000 190,075
Kane Bidco Ltd.
7.75% due 07/15/31
(c)
GBP 750,000 1,026,105
7.75% due 07/15/31 GBP 100,000 136,814
6.18% (3 Month EURIBOR + 3.75%) due 07/15/32
◊
EUR 100,000 116,712
Nationwide Financial Services, Inc.
6.75% due 05/15/37
(a)
1,315,000 1,277,992
American National Group, Inc.
7.00% due 12/01/55
(a),(h)
1,325,000 1,265,830
Ares Finance Co. IV LLC
3.65% due 02/01/52
(a),(c)
1,650,000 1,092,703
Toronto-Dominion Bank
8.13% due 10/31/82
(a),(h)
1,050,000 1,081,618

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
16 |
a
a
Face
Amount
~
Value
CORPORATE BONDS - 48.2% (continued)
Financial - 14.5% (continued)
Jones Deslauriers Insurance Management, Inc.
7.25% due 10/01/33
(c)
CAD 1,000,000 $ 692,741
8.50% due 03/15/30
(c)
350,000 360,706
KKR Group Finance Co. X LLC
3.25% due 12/15/51
(a),(c)
1,600,000 971,328
SLM Corp.
6.50% due 05/15/32
(a),(h)
950,000 952,853
Lincoln National Corp.
6.80% due 07/15/56
(a),(h)
850,000 844,542
Belrose Funding Trust II
6.79% due 05/15/55
(a),(c)
850,000 840,004
Ardonagh Finco Ltd.
6.88% due 02/15/31
(a),(c)
EUR 700,000 814,655
Nassau Companies of New York
7.88% due 07/15/30
(a),(c)
862,000 814,556
Blackstone Mortgage Trust, Inc.
6.25% due 06/01/31
(c)
840,000 804,730
Bank of Nova Scotia
8.63% due 10/27/82
(a),(h)
750,000 778,374
VFH Parent LLC / Valor Co-Issuer, Inc.
7.50% due 06/15/31
(c)
600,000 621,005
Swiss Re Finance Luxembourg S.A.
5.00% due 04/02/49
(a),(c),(h)
600,000 594,945
Farmers Insurance Exchange
7.00% due 10/15/64
(a),(c),(h)
590,000 590,906
Grand River Funding Trust II
7.28% due 02/15/56
(a),(c)
550,000 542,435
Blue Owl Finance LLC
6.75% due 08/18/36 450,000 448,937
Ryan Specialty LLC
4.38% due 02/01/30
(c)
450,000 434,966
American Express Co.
6.45%
(h),(i)
400,000 402,844
Sumitomo Life Insurance Co.
5.88% due 09/10/55
(c),(h)
400,000 390,324
USI, Inc.
7.50% due 01/15/32
(c)
350,000 364,917
Fortitude Group Holdings LLC
6.25% due 04/01/30
(a),(c)
350,000 353,145
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28
(a),(c)
344,000 344,463
MetLife, Inc.
5.85% due 03/15/56
(a),(h)
350,000 339,207
Osaic Holdings, Inc.
6.75% due 08/01/32
(c)
250,000 251,507

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
| 17
a
a
Face
Amount
~
Value
CORPORATE BONDS - 48.2% (continued)
Financial - 14.5% (continued)
Rfna, LP
7.88% due 02/15/30
(c)
200,000 $ 202,537
Total Financial 78,660,506
Communications - 8 .4%
Altice France S.A.
6.50% due 10/15/31
(c)
4,009,150 3,900,555
6.50% due 04/15/32
(c)
1,524,392 1,482,127
British Telecommunications plc
4.88% due 11/23/81
(a),(c),(h)
5,000,000 4,789,844
Ziggo Bond Company B.V.
5.13% due 02/28/30
(a),(c)
4,361,000 3,708,607
Vodafone Group plc
5.13% due 06/04/81
(a),(h)
4,750,000 3,502,938
Vmed O2 UK Financing I plc
4.25% due 01/31/31
(a),(c)
3,250,000 2,632,506
McGraw-Hill Education, Inc.
8.00% due 08/01/29
(a),(c)
1,700,000 1,700,859
5.75% due 08/01/28
(c)
900,000 897,259
Sopaipilla Investor LLC
7.53% due 11/30/48
(a),(c)
2,425,000 2,484,176
Space Exploration Technologies Corp.
5.35% due 07/15/31
(a),(c)
1,475,000 1,441,739
5.88% due 07/15/36
(a),(c)
615,000 579,618
TELUS Corp.
7.00% due 10/15/55
(a),(h)
1,200,000 1,189,815
6.38% due 06/09/56
(h)
365,000 357,719
6.63% due 06/09/56
(h)
365,000 351,475
Bell Telephone Co. of Canada or Bell Canada
6.88% due 09/15/55
(a),(h)
1,850,000 1,873,430
AMC Networks, Inc.
10.50% due 07/15/32
(a),(c)
1,747,000 1,847,058
Verizon Communications, Inc.
6.20% due 05/14/56
(h)
1,050,000 1,013,236
6.75% due 02/15/57
(h)
800,000 797,680
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 06/01/33
(a),(c)
1,427,000 1,237,108
7.38% due 02/01/36
(c)
150,000 145,035
Zayo Group Holdings, Inc.
9.25% (in-kind rate was 0.50%) due 03/09/30
(c),(j)
1,233,861 1,233,861
Cerved Group SpA
7.65% (3 Month EURIBOR + 5.25%, Rate Floor: 5.25%)
due 02/15/29
◊,(c)
EUR 1,400,000 1,105,646
Meridian Arc Holdco LLC
6.25% due 04/30/31
(a),(c)
1,150,000 1,093,353
Ciena Corp.
4.00% due 01/31/30
(c)
850,000 807,405

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
18 |
a
a
Face
Amount
~
Value
CORPORATE BONDS - 48.2% (continued)
Communications - 8.4% (continued)
CSC Holdings LLC
11.25% due 05/15/28
(c)
1,000,000 $ 555,691
4.50% due 11/15/31
(c)
300,000 156,000
6.50% due 02/01/29
(c)
100,000 53,035
RD Michigan Property Owner I LLC
7.50% due 03/30/45
(a),(c)
780,000 743,634
HUT 8 DC LLC
6.19% due 11/15/42
(a),(c)
750,000 728,392
Sunrise FinCo I B.V.
4.88% due 07/15/31
(c)
750,000 707,228
QTS Fayetteville I Dc1-2 LLC / QTS TRS Fayetteville I DC1-
2 LLC
5.70% due 04/15/36
(a),(c)
500,000 452,437
VZ Secured Financing B.V.
5.00% due 01/15/32
(c)
500,000 421,890
Meta Platforms, Inc.
6.30% due 05/15/56
(a)
350,000 322,237
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25% due 01/15/29
(c)
325,000 316,545
Rogers Communications, Inc.
6.88% due 07/31/56
(h)
300,000 300,979
QTS Central Issuer LLC/ QTS TRS Central Issuer LLC
6.63% due 09/01/31
(c)
300,000 295,711
Cox Communications, Inc.
2.95% due 10/01/50
(a),(c)
245,000 124,301
5.80% due 12/15/53
(c)
125,000 98,965
Total Communications 45,450,094
Consumer, Cyclical - 5 .8%
Air Canada
4.63% due 08/15/29
(c)
CAD 2,750,000 1,998,066
Wabash National Corp.
4.50% due 10/15/28
(c)
1,750,000 1,649,737
Fertitta Entertainment LLC / Fertitta Entertainment Finance
Co., Inc.
4.63% due 01/15/29
(a),(c)
1,650,000 1,607,845
Suburban Propane Partners, LP / Suburban Energy Finance
Corp.
5.00% due 06/01/31
(c)
1,621,000 1,534,181
6.50% due 12/15/35
(c)
45,000 43,529
Crocs, Inc.
4.25% due 03/15/29
(a),(c)
1,625,000 1,572,570
Boyne USA, Inc.
4.75% due 05/15/29
(c)
1,600,000 1,571,339
Intralot Capital Luxembourg S.A.
7.06% (3 Month EURIBOR + 4.50%) due 10/15/31
◊,(a),(c)
EUR 900,000 1,040,350
6.75% due 10/15/31
(a),(c)
EUR 450,000 526,684

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
| 19
a
a
Face
Amount
~
Value
CORPORATE BONDS - 48.2% (continued)
Consumer, Cyclical - 5.8% (continued)
Deuce Finco plc
7.00% due 11/20/31
(c)
GBP 1,100,000 $ 1,510,885
HNI Corp.
5.13% due 01/18/29
(a),(c)
1,450,000 1,438,315
Boots Group Finco, LP
5.38% due 08/31/32
(c)
EUR 600,000 710,139
7.38% due 08/31/32
(a),(c)
GBP 500,000 695,060
Essendi S.A.
5.63% due 05/15/32
(a),(c)
EUR 650,000 761,670
6.38% due 10/15/29
(a),(c)
EUR 200,000 240,462
6.26% (3 Month EURIBOR + 3.75%) due 05/15/32
◊,(c)
EUR 200,000 231,848
Allwyn Entertainment Financing UK plc
7.88% due 04/30/29
(a),(c)
1,200,000 1,229,219
Scientific Games Holdings, LP / Scientific Games US FinCo,
Inc.
6.63% due 03/01/30
(c)
1,600,000 1,051,304
Murphy Oil USA, Inc.
5.88% due 06/01/34
(a),(c)
1,050,000 1,041,402
Versuni Group B.V.
5.75% due 07/01/33
(c)
EUR 850,000 973,513
Quicktop Holdco AB
6.89% (3 Month EURIBOR + 4.50%) due 03/21/30
◊,(a),(c)
EUR 800,000 956,308
AZ Battery Property LLC
6.73% due 02/20/46
†††
976,026 945,262
Lottomatica Group SpA
4.88% due 01/31/31
(a),(c)
EUR 700,000 828,329
TVL Finance plc
6.04% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%)
due 06/30/30
◊,(a)
EUR 850,000 814,780
RB Global Holdings, Inc.
7.75% due 03/15/31
(c)
650,000 671,634
QXO Building Products, Inc.
6.75% due 04/30/32
(c)
400,000 409,130
6.88% due 07/15/34
(c)
100,000 101,189
6.50% due 07/15/31
(c)
100,000 101,129
JB Poindexter & Company, Inc.
8.75% due 12/15/31
(c)
590,000 609,030
Somnigroup International, Inc.
3.88% due 10/15/31
(c)
600,000 548,858
Beach Acquisition Bidco LLC
5.25% due 07/15/32
(c)
EUR 450,000 524,066
Pioneer Opco LLC
7.00% due 05/15/33
(c)
500,000 508,699
Dorman Products, Inc.
6.25% due 06/15/34
(a),(c)
500,000 504,840
Park River Holdings, Inc.
8.00% due 03/15/31
(c)
500,000 502,678

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
20 |
a
a
Face
Amount
~
Value
CORPORATE BONDS - 48.2% (continued)
Consumer, Cyclical - 5.8% (continued)
New Flyer Holdings, Inc.
9.25% due 07/01/30
(c)
350,000 $ 375,654
Whirlpool Corp.
4.70% due 05/14/32 300,000 239,726
4.50% due 06/01/46 100,000 56,614
4.60% due 05/15/50 100,000 56,533
Lindblad Expeditions LLC
7.00% due 09/15/30
(c)
300,000 309,016
Wolverine World Wide, Inc.
4.00% due 08/15/29
(c)
300,000 285,340
Motel One GmbH / Muenchen
7.75% due 04/02/31
(a),(c)
EUR 200,000 244,581
NFI Group, Inc.
6.63% due 07/21/33
(c)
CAD 300,000 219,999
Betclic Everest Group SAS
5.13% due 12/10/31
(c)
EUR 100,000 117,327
Total Consumer, Cyclical 31,358,840
Consumer, Non-cyclical - 5 .3%
U.S. Foods, Inc.
4.63% due 06/01/30
(a),(c)
4,250,000 4,147,138
BCP V Modular Services Finance II plc
4.75% due 11/30/28
(a)
EUR 3,000,000 3,269,825
ADT Security Corp.
4.88% due 07/15/32
(a),(c)
3,300,000 3,109,119
Carriage Services, Inc.
4.25% due 05/15/29
(a),(c)
3,150,000 3,015,709
1261229 BC Ltd.
10.00% due 04/15/32
(c)
2,029,000 2,112,159
Reynolds American, Inc.
5.70% due 08/15/35
(a)
1,550,000 1,562,949
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA
Food Co. Holdings
4.38% due 02/02/52
(a)
1,750,000 1,268,841
CPI CG, Inc.
10.00% due 07/15/29
(a),(c)
1,132,000 1,188,849
Albion Financing 1 SARL / Aggreko Holdings, Inc.
5.38% due 05/21/30
(c)
EUR 450,000 536,747
7.00% due 05/21/30
(c)
450,000 465,277
Neogen Food Safety Corp.
8.63% due 07/20/30
(c)
900,000 948,839
Bausch Health Companies, Inc.
4.88% due 06/01/28
(c)
977,000 931,618
Humana, Inc.
6.63% due 09/15/56
(h)
850,000 842,769
Verisure Holding AB
5.50% due 05/15/30
(a),(c)
EUR 650,000 776,207

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
| 21
a
a
Face
Amount
~
Value
CORPORATE BONDS - 48.2% (continued)
Consumer, Non-cyclical - 5.3% (continued)
Nexture SpA
5.56% (3 Month EURIBOR + 3.13%) due 07/30/32
◊,(a),(c)
EUR 520,000 $ 606,123
Surgery Center Holdings, Inc.
7.25% due 04/15/32
(c)
566,000 569,206
CVS Health Corp.
7.00% due 03/10/55
(a),(h)
550,000 567,767
Cidron Atrium SE
6.14% (3 Month EURIBOR + 3.63%) due 02/15/33
◊,(a),(c)
EUR 225,000 260,268
5.63% due 02/15/33
(a),(c)
EUR 225,000 254,581
Herc Holdings, Inc.
7.00% due 06/15/30
(c)
230,000 237,924
7.25% due 06/15/33
(c)
170,000 175,803
Sammontana Italia SpA
6.18% (3 Month EURIBOR + 3.75%) due 10/15/31
◊,(a),(c)
EUR 350,000 409,526
Perrigo Finance Unlimited Co.
5.38% due 09/30/32 EUR 250,000 283,826
APi Group DE, Inc.
4.75% due 10/15/29
(c)
250,000 244,623
Horseshoe Funding Trust II
6.89% due 11/15/55
(a),(c)
200,000 201,050
Williams Scotsman, Inc.
7.38% due 10/01/31
(c)
150,000 155,186
Darling Ingredients, Inc.
6.00% due 06/15/30
(c)
150,000 150,796
Grifols S.A.
3.88% due 10/15/28 EUR 100,000 115,205
HealthEquity, Inc.
4.50% due 10/01/29
(c)
75,000 73,117
Total Consumer, Non-cyclical 28,481,047
Energy - 4 .4%
ITT Holdings LLC
6.50% due 08/01/29
(a),(c)
3,750,000 3,738,387
Occidental Petroleum Corp.
7.95% due 06/15/39
(a)
3,190,000 3,704,681
Venture Global LNG, Inc.
9.88% due 02/01/32
(a),(c)
2,550,000 2,718,461
Valero Energy Corp.
4.00% due 06/01/52
(a)
3,350,000 2,402,164
NuStar Logistics, LP
6.38% due 10/01/30
(a)
1,898,000 1,945,433
CVR Energy, Inc.
5.75% due 02/15/28
(c)
1,510,000 1,507,641
Buckeye Partners, LP
5.85% due 11/15/43
(a)
1,650,000 1,468,716
Par Petroleum LLC
7.38% due 06/01/34
(a),(c)
1,375,000 1,426,818

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
22 |
a
a
Face
Amount
~
Value
CORPORATE BONDS - 48.2% (continued)
Energy - 4.4% (continued)
Phillips 66 Co.
6.20% due 03/15/56
(a),(h)
1,287,000 $ 1,271,156
5.88% due 03/15/56
(h)
112,000 110,595
TransMontaigne Partners LLC
8.50% due 06/15/30
(c)
1,150,000 1,173,089
Global Partners, LP / GLP Finance Corp.
6.88% due 01/15/29 675,000 678,143
7.13% due 07/01/33
(c)
150,000 154,256
Green Palm Bidco SARL
5.96% due 06/30/41
(c)
350,000 342,880
6.46% due 06/30/46
(c)
300,000 293,390
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas
Finance Corp.
6.63% due 08/15/34
(c)
475,000 480,378
BP Capital Markets plc
6.13%
(a),(h),(i)
275,000 273,234
Targa Resources Corp.
6.05% due 05/15/56
(a)
275,000 261,834
Total Energy 23,951,256
Industrial - 3 .6%
Standard Industries, Inc.
4.38% due 07/15/30
(a),(c)
2,400,000 2,281,576
3.38% due 01/15/31
(c)
1,000,000 902,146
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28
(c)
2,300,000 2,305,671
5.25% due 07/15/28
(c)
291,000 289,617
MIWD Holdco II LLC / MIWD Finance Corp.
5.50% due 02/01/30
(c)
2,600,000 2,450,006
Builders FirstSource, Inc.
6.38% due 06/15/32
(a),(c)
1,500,000 1,507,003
Homestead Spe Issuer LLC
7.21% due 04/01/55
†††
1,500,000 1,473,048
Brundage-Bone Concrete Pumping Holdings, Inc.
7.50% due 02/01/32
(a),(c)
1,350,000 1,386,454
Calderys Financing LLC
11.25% due 06/01/28
(a),(c)
1,250,000 1,293,740
Mauser Packaging Solutions Holding Co.
7.88% due 04/15/30
(c)
700,000 713,980
9.25% due 04/15/30
(c)
350,000 349,473
GrafTech Finance, Inc.
4.63% due 12/23/29
(c)
1,790,000 1,030,122
AmeriTex HoldCo Intermediate LLC
7.63% due 08/15/33
(a),(c)
950,000 973,111
Biffa Group Holdings Ltd.
7.38% due 06/15/31
(c)
GBP 350,000 475,089
5.25% due 06/15/31
(c)
EUR 400,000 461,295

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
| 23
a
a
Face
Amount
~
Value
CORPORATE BONDS - 48.2% (continued)
Industrial - 3.6% (continued)
Quikrete Holdings, Inc.
6.75% due 03/01/33
(c)
700,000 $ 711,096
TK Elevator US Newco, Inc.
5.25% due 07/15/27
(a),(c)
408,000 407,882
Waste Pro USA, Inc.
7.00% due 02/01/33
(c)
300,000 306,270
Amsted Industries, Inc.
6.38% due 03/15/33
(c)
150,000 151,850
Total Industrial 19,469,429
Utilities - 2 .8%
Southern Co.
6.00% due 04/01/58
(a),(h)
1,825,000 1,798,304
Sierra Pacific Power Co.
6.38% due 09/15/56
(a),(h)
1,250,000 1,244,747
6.20% due 12/15/55
(h)
375,000 368,468
PacifiCorp
7.38% due 09/15/55
(a),(h)
1,380,000 1,380,530
Eversource Energy
6.35% due 08/15/56
(a),(h)
1,375,000 1,371,140
NextEra Energy Capital Holdings, Inc.
3.80% due 03/15/82
(a),(h)
800,000 791,625
6.38% due 08/15/55
(a),(h)
451,000 453,441
6.63% due 10/01/66
(h)
125,000 121,897
CMS Energy Corp.
6.50% due 06/01/55
(a),(h)
1,300,000 1,308,693
American Electric Power Co., Inc.
5.80% due 03/15/56
(h)
505,000 495,982
6.05% due 03/15/56
(a),(h)
505,000 491,209
3.88% due 02/15/62
(h)
300,000 298,121
Spire, Inc.
6.45% due 06/01/56
(a),(h)
990,000 985,042
ContourGlobal Power Holdings S.A.
5.00% due 02/28/30
(a),(c)
EUR 800,000 934,067
Dominion Energy, Inc.
6.20% due 02/15/56
(a),(h)
800,000 784,297
6.25% due 12/15/56
(h)
30,000 29,582
NiSource, Inc.
6.25% due 04/15/57
(h)
700,000 698,819
Entergy Corp.
6.50% due 12/15/56
(h)
700,000 698,512
CenterPoint Energy, Inc.
6.40% due 08/15/58
(h)
550,000 552,352
Evergy, Inc.
6.40% due 02/15/57
(h)
375,000 377,213
Total Utilities 15,184,041

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
24 |
a
a
Face
Amount
~
Value
CORPORATE BONDS - 48.2% (continued)
Basic Materials - 2 .0%
Kaiser Aluminum Corp.
4.50% due 06/01/31
(a),(c)
4,350,000 $ 4,132,712
Ingevity Corp.
3.88% due 11/01/28
(a),(c)
2,900,000 2,802,068
Anglo American Capital plc
5.63% due 04/01/30
(c)
1,050,000 1,066,733
Compass Minerals International, Inc.
8.00% due 07/01/30
(a),(c)
750,000 784,104
SCIL IV LLC / SCIL USA Holdings LLC
9.50% due 07/15/28
(c)
EUR 550,000 659,694
Arsenal AIC Parent LLC
8.00% due 10/01/30
(c)
550,000 571,420
WR Grace Holdings LLC
7.00% due 08/01/33
(c)
500,000 484,476
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28
(c)
402,000 400,950
Total Basic Materials 10,902,157
Technology - 1 .4%
CDW LLC / CDW Finance Corp.
3.57% due 12/01/31
(a)
1,900,000 1,717,782
TeamSystem SpA
6.50% due 07/01/32
(c)
EUR 1,075,000 1,250,381
5.93% (3 Month EURIBOR + 3.50%) due 07/31/31
◊,(c)
EUR 225,000 260,656
Foundry JV Holdco LLC
6.20% due 01/25/37
(a),(c)
1,350,000 1,383,115
Fair Isaac Corp.
6.25% due 09/15/34
(a),(c)
1,400,000 1,370,029
Capstone Borrower, Inc.
8.00% due 06/15/30
(a),(c)
1,000,000 975,182
Oracle Corp.
5.88% due 09/26/45
(a)
175,000 144,311
5.95% due 09/26/55 175,000 139,030
4.80% due 09/26/32 100,000 92,459
5.20% due 09/26/35 62,000 55,620
Total Technology 7,388,565
Total Corporate Bonds
(Cost $271,053,392) 260,845,935
SENIOR FLOATING RATE INTERESTS - 34 .3%
Consumer, Cyclical - 9 .1%
LaserAway Intermediate Holdings II LLC
9.74% (3 Month Term SOFR + 6.01%, Rate Floor:
0.75%) due 10/14/27
◊
5,491,250 5,450,066
Gibson Brands, Inc.
8.99% (3 Month Term SOFR + 5.26%, Rate Floor:
0.75%) due 08/11/28
◊
5,491,250 5,261,771

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
| 25
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 34.3% (continued)
Consumer, Cyclical - 9.1% (continued)
NFM & J LLC
9.61% (3 Month Term SOFR + 5.85%, Rate Floor:
1.00%) due 11/30/28
◊,†††
1,809,857 $ 1,786,891
9.69% (3 Month Term SOFR + 5.85%, Rate Floor:
1.00%) due 11/30/28
◊,†††
1,780,334 1,757,743
Pacific Bells LLC
7.23% (3 Month Term SOFR + 3.50%, Rate Floor:
0.50%) due 11/13/28
◊
2,811,945 2,818,975
MB2 Dental Solutions LLC
9.19% (1 Month Term SOFR + 5.50%, Rate Floor:
0.75%) due 02/13/31
◊,†††
2,238,773 2,218,615
9.19% (1 Month Term SOFR + 5.50%, Rate Floor:
1.00%) due 02/13/31
◊,†††
409,722 399,953
Breitling Financing SARL
6.50% (6 Month EURIBOR + 3.90%) due 10/25/28
◊
EUR 2,000,000 1,993,984
FR Refuel LLC
8.55% (1 Month Term SOFR + 4.75%, Rate Floor:
1.75%) due 11/08/28
◊
1,904,155 1,885,113
Applegreen Ltd.
6.96% (3 Month EURIBOR + 4.50%) due 01/30/32
◊
EUR 1,400,000 1,636,122
PetSmart LLC
7.69% (1 Month Term SOFR + 4.00%) due 08/18/32
◊
1,592,000 1,600,963
Recess Holdings, Inc.
7.56% (3 Month Term SOFR + 3.75%, Rate Floor:
1.00%) due 02/20/30
◊
1,564,180 1,564,180
Casper Bidco SASU
5.50% (1 Month EURIBOR + 3.25%) due 03/21/31
◊
EUR 1,300,000 1,505,291
QSRP Finco BV
6.44% (6 Month EURIBOR + 3.75%) due 06/19/31
◊
EUR 1,300,000 1,489,603
International Entertainment JJCo 3 Ltd.
8.24% (3 Month SONIA + 4.50%) due 04/19/32
◊
GBP 1,000,000 1,354,515
White Cap Supply Holdings LLC
7.19% (1 Month Term SOFR + 3.50%) due 02/10/33
◊
700,000 699,440
6.94% (1 Month Term SOFR + 3.25%) due 10/19/29
◊
636,897 636,579
Hunter Douglas, Inc.
6.73% (3 Month Term SOFR + 3.00%) due 01/17/32
◊
1,280,500 1,281,832
Betclic Everest Group SAS
5.48% (3 Month EURIBOR + 3.00%) due 12/10/31
◊
EUR 1,000,000 1,163,014
6.48% (3 Month Term SOFR + 2.75%) due 12/10/31
◊
100,000 100,333
Grant Thornton Advisors LLC
5.53% (1 Month EURIBOR + 3.25%) due 09/23/32
◊
EUR 1,100,000 1,251,453
Scientific Games Holdings, LP
6.09% (3 Month EURIBOR + 3.75%) due 04/04/29
◊
EUR 1,120,000 1,179,797
Motel One GmbH
5.46% (1 Month EURIBOR + 3.25%) due 06/04/32
◊
EUR 1,000,000 1,163,293
FCG Acquisitions, Inc.
6.94% (1 Month Term SOFR + 3.25%) due 03/04/33
◊
1,136,475 1,140,203

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
26 |
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 34.3% (continued)
Consumer, Cyclical - 9.1% (continued)
Shaw Development LLC
9.82% (3 Month Term SOFR + 6.00%) due 10/30/29
◊,†††
1,141,615 $ 1,113,620
Alterra Mountain Co.
6.19% (1 Month Term SOFR + 2.50%) due 05/31/30
◊
1,034,322 1,036,908
Dealer Tire Financial LLC
6.69% (1 Month Term SOFR + 3.00%) due 07/02/31
◊
982,519 968,597
Vista Management Holding, Inc.
7.48% (3 Month Term SOFR + 3.75%) due 04/01/31
◊
890,931 894,084
SGH2 LLC
8.23% (3 Month Term SOFR + 4.50%) due 08/18/32
◊
893,250 893,250
TRQ Sales LLC
6.98% (3 Month Term SOFR + 3.25%) due 12/30/32
◊
847,875 844,695
Entain Holdings (Gibraltar) Ltd.
5.79% (3 Month EURIBOR + 3.50%) due 06/30/28
◊
EUR 604,743 708,747
Sun III Ltd.
7.52% (6 Month EURIBOR + 5.00%) due 12/20/32
◊
EUR 600,000 688,422
Park River Holdings, Inc.
8.23% (3 Month Term SOFR + 4.50%, Rate Floor:
0.75%) due 03/17/31
◊
448,745 449,746
Gulfside Supply, Inc.
6.73% (3 Month Term SOFR + 3.00%) due 06/17/31
◊
275,000 238,906
Pioneer Opco LLC
6.94% (1 Month Term SOFR + 3.25%) due 05/16/33
◊
100,000 100,719
Asphalt Atd Holdco LLC
10.73% (3 Month Term SOFR + 7.00%) (in-kind rate
was 4.00%) due 02/28/30
◊,†††,(j)
89,290 51,788
Total Consumer, Cyclical 49,329,211
Consumer, Non-cyclical - 7 .7%
ASP Dream Acquisition Company LLC
8.04% (1 Month Term SOFR + 4.35%, Rate Floor:
0.75%) due 12/15/28
◊
3,111,875 2,907,020
Florida Food Products LLC
8.99% (3 Month Term SOFR + 5.26%, Rate Floor:
1.00%) due 10/15/30
◊,†††
2,460,308 1,931,342
9.23% (3 Month Term SOFR + 5.50%, Rate Floor:
2.00%) due 10/15/30
◊,†††
947,031 937,562
Nidda Healthcare Holding GmbH
5.51% (3 Month EURIBOR + 3.00%) due 12/09/32
◊
EUR 1,800,000 2,077,622
Auxey Midco Ltd.
9.76% (1 Month Term SOFR + 6.10%) due 06/29/27
◊
1,750,500 1,735,183
Cordobes Holdco SL
5.90% (1 Month EURIBOR + 3.75%) due 02/02/29
◊
EUR 1,476,364 1,720,016
Blue Ribbon LLC
10.02% (3 Month Term SOFR + 6.26%, Rate Floor:
0.75%) due 05/08/28
◊
3,314,565 1,715,287
Pimente Investissement SASU
6.53% (3 Month EURIBOR + 4.15%) due 05/18/33
◊
1,350,000 1,577,438

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
| 27
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 34.3% (continued)
Consumer, Non-cyclical - 7.7% (continued)
Celeste Bidco BV
6.22% (3 Month EURIBOR + 3.75%) due 07/20/29
◊
EUR 1,250,000 $ 1,460,823
Compleat Food Group Holdings Ltd.
9.39% (6 Month SONIA + 5.62%) due 01/31/28
◊
GBP 1,050,000 1,415,427
Inspired Finco Holdings Ltd.
5.25% (1 Month EURIBOR + 3.00%) due 02/28/31
◊
EUR 1,201,982 1,394,963
Bowtie Germany Bidco GmbH
6.04% (3 Month EURIBOR + 3.75%) due 08/01/31
◊
EUR 1,300,000 1,389,034
Signature Foods BV
6.69% (1 Month EURIBOR + 4.50%) due 03/07/31
◊
EUR 1,200,000 1,381,235
Knight Acquico GmbH
6.73% (3 Month EURIBOR + 4.25%) due 07/29/31
◊,†††
EUR 1,200,000 1,378,001
Curriculum Associates LLC
8.57% (3 Month Term SOFR + 4.75%, Rate Floor:
0.75%) due 05/07/32
◊,†††
1,400,000 1,350,782
Hanger, Inc.
7.19% (1 Month Term SOFR + 3.50%) due 10/23/31
◊
1,224,800 1,231,500
7.19% (1 Month Term SOFR + 3.50%, Rate Floor:
1.00%) due 10/23/31
◊
112,191 112,805
Almaviva Development SASU
6.54% (3 Month EURIBOR + 4.25%) due 04/08/31
◊
EUR 1,100,000 1,255,183
Pabst Financing Newco LLC
11.76% (3 Month Term SOFR + 8.00%, Rate Floor:
0.75%) due 05/08/28
◊,†††
1,324,736 1,232,004
Financiere Verdi I SASU
6.54% (3 Month EURIBOR + 4.25%) due 12/31/30
◊
EUR 1,000,000 1,172,050
Cube Healthcare Europe Bidco SAS
5.46% (1 Month EURIBOR + 3.25%) due 10/30/29
◊
EUR 1,000,000 1,170,111
AI Monet Luxembourg ParentCo SARL
5.50% (3 Month EURIBOR + 3.00%) due 03/06/31
◊
EUR 1,000,000 1,165,511
Shilton Bidco Ltd.
6.04% (3 Month EURIBOR + 3.75%) due 01/11/30
◊
EUR 1,000,000 1,150,750
Artisan Newco BV
5.57% (3 Month EURIBOR + 3.25%) due 04/05/32
◊
EUR 989,866 1,145,032
Lernen US Finco LLC
7.18% (6 Month Term SOFR + 3.50%, Rate Floor:
0.50%) due 10/27/31
◊
1,133,231 1,105,183
Thevelia US LLC
6.73% (3 Month Term SOFR + 3.00%, Rate Floor:
0.50%) due 06/18/29
◊
887,250 870,614
Outcomes Group Holdings, Inc.
6.76% (1 Month Term SOFR + 3.00%) due 05/06/31
◊
686,083 690,158
Merative, LP
8.23% (3 Month Term SOFR + 4.50%, Rate Floor:
0.75%) due 09/30/32
◊,†††
687,571 687,571
IVI America LLC
6.98% (3 Month Term SOFR + 3.25%) due 04/09/31
◊
640,283 643,282

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
28 |
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 34.3% (continued)
Consumer, Non-cyclical - 7.7% (continued)
Eagle Parent Corp.
7.98% (3 Month Term SOFR + 4.25%, Rate Floor:
0.50%) due 04/02/29
◊
532,159 $ 535,214
Mendel US Holding LLC
6.49% (3 Month Term SOFR + 2.75%) due 11/08/30
◊
488,806 491,558
US Fertility Enterprises LLC
6.69% (1 Month Term SOFR + 3.00%) due 12/10/32
◊
471,968 473,347
Ingenovis Health, Inc.
9.02% (3 Month Term SOFR + 5.25%) due 05/27/32
◊
608,504 424,127
Secretariat Advisors LLC
7.73% (3 Month Term SOFR + 4.00%) due 02/28/32
◊
440,659 419,177
WW International, Inc.
10.53% (3 Month Term SOFR + 6.80%, Rate Floor:
0.50%) due 06/24/30
◊
473,049 331,432
Congruex Group LLC
9.63% (3 Month Term SOFR + 5.75%, Rate Floor:
0.75%) due 05/03/29
◊
479,309 270,124
Primo Brands Corp.
6.48% (3 Month Term SOFR + 2.75%, Rate Floor:
0.50%) due 03/31/31
◊
249,375 250,806
Amspec Parent LLC
6.73% (3 Month Term SOFR + 3.00%) due 12/22/31
◊
198,040 198,783
Grant Thornton Advisors LLC
6.44% (1 Month Term SOFR + 2.75%) due 06/02/31
◊
33,765 32,146
Total Consumer, Non-cyclical 41,430,203
Industrial - 6 .7%
Pelican Products, Inc.
8.24% (3 Month Term SOFR + 4.51%, Rate Floor:
0.50%) due 12/29/28
◊
5,491,250 5,404,983
Capstone Acquisition Holdings, Inc.
8.29% (1 Month Term SOFR + 4.60%, Rate Floor:
1.00%) due 11/13/29
◊,†††
2,753,254 2,743,492
Integrated Power Services Holdings, Inc.
8.55% (1 Month Term SOFR + 4.86%, Rate Floor:
0.75%) due 11/22/28
◊,†††
1,774,633 1,769,995
GrafTech Global Enterprises, Inc.
9.81% (3 Month Term SOFR + 6.00%, Rate Floor:
2.00%) due 12/21/29
◊
1,011,373 975,662
9.73% (3 Month Term SOFR + 6.00%, Rate Floor:
3.75%) due 12/21/29
◊
577,928 557,521
Icebox Holdco III, Inc.
6.98% (3 Month Term SOFR + 3.25%) due 12/22/31
◊
1,384,231 1,390,224
Michael Baker International LLC
7.82% (3 Month Term SOFR + 4.00%, Rate Floor:
0.75%) due 12/01/28
◊
1,372,105 1,375,535
East West Manufacturing LLC
9.31% (1 Month Term SOFR + 5.50%) due 07/01/32
◊
1,400,000 1,372,000

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
| 29
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 34.3% (continued)
Industrial - 6.7% (continued)
Rinchem Company LLC
8.33% (3 Month Term SOFR + 4.60%) due 03/02/29
◊,†††
3,072,000 $ 1,368,803
Merlin Buyer, Inc.
7.73% (3 Month Term SOFR + 4.00%) due 04/15/33
◊
1,350,000 1,358,100
Cube Safety Bidco Ab
5.50% (1 Month EURIBOR + 3.25%) due 05/20/33
◊
EUR 1,148,936 1,341,046
OEP Glass Purchaser LLC
7.73% (3 Month Term SOFR + 4.00%) due 03/07/33
◊
1,333,125 1,330,632
Engineered Machinery Holdings, Inc.
5.41% (3 Month EURIBOR + 3.00%) due 11/26/32
◊
EUR 1,000,000 1,161,040
6.49% (3 Month Term SOFR + 2.75%) due 11/26/32
◊
98,968 99,333
Pregis Topco LLC
7.44% (1 Month Term SOFR + 3.75%) due 02/01/29
◊
1,169,570 1,176,295
Finco Utilitas BV
5.44% (6 Month EURIBOR + 2.95%) due 09/27/30
◊
EUR 1,000,000 1,170,935
TSG Solutions Holding Saca
5.46% (3 Month EURIBOR + 3.00%) due 05/04/32
◊
EUR 1,000,000 1,167,939
Drive Bidco BV
5.48% (3 Month EURIBOR + 3.00%) due 07/23/31
◊
EUR 1,000,000 1,166,487
Engineering Research & Consulting LLC
8.73% (3 Month Term SOFR + 5.00%) due 08/29/31
◊
1,379,000 1,142,846
Proampac PG Borrower LLC
7.76% (3 Month Term SOFR + 4.00%) due 03/07/33
◊
1,137,487 1,133,017
SunSource Borrower LLC
7.79% (1 Month Term SOFR + 4.10%) due 03/25/31
◊
1,017,261 1,020,863
Protect Bidco GmbH
5.96% (3 Month EURIBOR + 3.50%) due 08/13/32
◊
EUR 800,000 929,510
Aman OBH1L Mortgage
9.42% (1 Month Term SOFR + 5.00%, Rate Floor:
2.75%) due 01/02/40
◊,†††
852,994 845,329
Owens-Illinois Group, Inc.
6.69% (1 Month Term SOFR + 3.00%) due 09/30/32
◊
796,000 790,030
Azuria Water Solutions, Inc.
6.48% (3 Month Term SOFR + 2.75%) due 04/25/33
◊
785,318 781,195
Dxp Enterprises, Inc.
6.94% (1 Month Term SOFR + 3.25%, Rate Floor:
1.00%) due 10/11/30
◊
633,761 637,456
Tega MC Australia Holdings Pty Ltd.
7.16% (3 Month Term SOFR + 3.50%) due 06/01/33
◊
500,000 502,190
Mannington Mills, Inc.
8.44% (1 Month Term SOFR + 4.75%) due 03/25/32
◊
504,931 501,775
Apple Bidco LLC
6.19% (1 Month Term SOFR + 2.50%) due 09/23/31
◊
468,736 470,466
Dresser Utility Solutions LLC
due 08/05/33
§
387,391 387,635
due 08/05/33
§
62,609 62,648

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
30 |
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 34.3% (continued)
Industrial - 6.7% (continued)
LSF12 Phoenix Holdco LLC
8.19% (1 Month Term SOFR + 4.50%) due 03/25/33
◊
400,000 $ 400,500
Total Industrial 36,535,482
Technology - 4 .5%
Visma AS
5.82% (3 Month EURIBOR + 3.70%) due 12/05/28
◊,†††
EUR 2,500,000 2,896,241
Datix Bidco Ltd.
8.76% (6 Month SONIA + 5.00%) due 04/30/31
◊,†††
GBP 1,304,000 1,757,131
8.73% (6 Month Term SOFR + 5.00%, Rate Floor:
0.50%) due 04/30/31
◊,†††
370,000 368,004
Precise Bidco BV
5.40% (3 Month EURIBOR + 3.00%) due 11/15/30
◊
EUR 1,670,000 1,921,966
Claudius Finance SARL
5.21% (3 Month EURIBOR + 2.75%) due 07/10/28
◊
EUR 1,450,000 1,669,295
Kerridge Commercial Systems Bidco Ltd.
8.17% (3 Month SONIA + 4.41%) due 11/25/32
◊,†††
GBP 1,200,000 1,577,825
Zodiac Purchaser LLC
7.19% (1 Month Term SOFR + 3.50%) due 02/14/32
◊
1,578,045 1,490,274
AthenaHealth Group, Inc.
6.94% (1 Month Term SOFR + 3.25%, Rate Floor:
0.50%) due 02/17/32
◊
1,350,000 1,348,555
Conga Corp.
7.32% (3 Month Term SOFR + 3.50%) due 05/08/28
◊
1,348,725 1,330,180
Azurite Intermediate Holdings, Inc.
9.69% (1 Month Term SOFR + 6.00%) due 03/19/31
◊,†††
1,346,625 1,211,963
Leia Finco US LLC
6.99% (3 Month Term SOFR + 3.25%) due 10/09/31
◊
1,283,750 1,209,138
team.blue Finco SARL
5.74% (3 Month EURIBOR + 3.45%) due 09/30/29
◊
EUR 1,000,000 1,126,419
Kaseya, Inc.
7.07% (3 Month Term SOFR + 3.25%) due 03/20/32
◊
1,382,500 1,050,119
Pushpay USA, Inc.
7.57% (3 Month Term SOFR + 3.75%) due 08/15/31
◊
1,132,793 1,019,514
Ascend Learning LLC
6.69% (1 Month Term SOFR + 3.00%, Rate Floor:
0.50%) due 12/11/28
◊
1,002,387 1,000,994
OAK-Eagle Acquireco, Inc.
7.25% (3 Month Term SOFR + 3.50%) due 08/04/33
◊
900,000 908,280
Boxer Parent Co., Inc.
6.51% (3 Month Term SOFR + 2.75%) due 07/30/31
◊
881,096 833,825
Realpage, Inc.
6.99% (3 Month Term SOFR + 3.26%, Rate Floor:
1.50%) due 04/24/28
◊
520,898 512,486
Planview Parent, Inc.
7.23% (3 Month Term SOFR + 3.50%) due 12/17/27
◊
594,388 504,784
GracoRoberts UK Ltd.
due 08/17/33
§
381,646 377,829

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
| 31
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 34.3% (continued)
Technology - 4.5% (continued)
due 08/17/33
§
68,354 $ 68,354
Total Technology 24,183,176
Financial - 3 .9%
Cervantes Bidco SL
5.52% (6 Month EURIBOR + 3.00%) due 12/03/31
◊
EUR 2,000,000 2,330,233
Nexus Buyer LLC
7.19% (1 Month Term SOFR + 3.50%) due 07/31/31
◊
1,428,295 1,389,617
9.44% (1 Month Term SOFR + 5.75%) due 02/16/32
◊
700,000 678,566
HIG Operations Holdings, Inc.
8.19% (1 Month Term SOFR + 4.50%, Rate Floor:
1.00%) due 06/11/31
◊,†††
2,015,728 1,994,933
PHM Group Holding Oy
5.82% (3 Month EURIBOR + 3.50%) due 04/22/32
◊
EUR 1,300,000 1,504,913
Kroll, Inc.
9.48% (3 Month Term SOFR + 5.75%) (in-kind rate was
2.75%) due 09/10/32
◊,†††,(j)
1,423,894 1,419,100
8.94% (1 Month Term SOFR + 5.25%, Rate Floor:
1.00%) due 09/13/32
◊,†††
42,500 42,500
Saphilux SARL
6.73% (3 Month Term SOFR + 3.00%, Rate Floor:
0.50%) due 07/18/33
◊
1,396,478 1,397,358
Aretec Group, Inc.
6.69% (1 Month Term SOFR + 3.00%) due 08/09/30
◊
1,371,703 1,372,951
Blackhawk Network Holdings, Inc.
7.23% (3 Month Term SOFR + 3.50%, Rate Floor:
1.00%) due 03/12/29
◊
1,323,168 1,313,959
Cliffwater LLC
8.19% (1 Month Term SOFR + 4.50%, Rate Floor:
0.75%) due 04/22/32
◊,†††
1,352,875 1,309,015
Orion Us Finco, Inc.
6.75% (3 Month Term SOFR + 3.00%) due 10/08/32
◊,†††
1,097,250 1,100,679
Orion Advisor Solutions, Inc.
6.57% (3 Month Term SOFR + 2.75%) due 09/24/30
◊
982,600 978,807
Asurion LLC
8.07% (3 Month Term SOFR + 4.25%) due 09/19/30
◊
884,250 875,965
8.17% (3 Month Term SOFR + 4.35%) due 08/21/28
◊
11,679 11,686
CFC US 2025 LLC
7.23% (3 Month Term SOFR + 3.50%) due 07/01/32
◊
845,750 813,332
Vacation Rental Brands Holdings
8.98% (3 Month Term SOFR + 5.25%, Rate Floor:
1.00%) due 05/06/32
◊,†††
386,454 383,105
8.73% (1 Month Term SOFR + 5.00%, Rate Floor:
1.00%) due 05/06/32
◊,†††
376,519 373,257
Ardonagh Group Finco Pty Ltd.
6.83% (6 Month Term SOFR + 3.00%) due 02/15/31
◊
592,537 586,428
Tegra118 Wealth Solutions, Inc.
7.82% (3 Month Term SOFR + 4.00%) due 01/27/33
◊
448,875 449,719

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
32 |
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 34.3% (continued)
Financial - 3.9% (continued)
Kestra Advisor Services Holdings A, Inc.
6.44% (1 Month Term SOFR + 2.75%) due 03/24/31
◊
350,000 $ 348,082
TPG RE Finance Trust, Inc.
6.44% (1 Month Term SOFR + 2.75%) due 05/16/33
◊
225,000 225,563
Total Financial 20,899,768
Communications - 1 .5%
Salsa Holding 4 SARL
6.35% (6 Month EURIBOR + 3.75%) due 11/29/32
◊,†††
EUR 1,600,000 1,837,410
Total Webhosting Solutions BV
6.28% (1 Month EURIBOR + 4.00%) due 11/04/31
◊
EUR 1,500,000 1,606,216
Zephyr Bidco Ltd.
8.23% (1 Month SONIA + 4.50%) due 07/20/28
◊
GBP 1,100,000 1,477,776
Speedster Bidco GmbH
5.50% (6 Month EURIBOR + 3.00%) due 12/11/31
◊
EUR 1,000,000 1,145,431
Tripadvisor, Inc.
6.44% (1 Month Term SOFR + 2.75%) due 07/08/31
◊
1,149,911 1,110,389
Cengage Learning, Inc.
6.69% (1 Month Term SOFR + 3.00%, Rate Floor:
1.00%) due 03/24/31
◊
585,197 582,535
Level 3 Financing, Inc.
6.44% (1 Month Term SOFR + 2.75%) due 03/29/32
◊
380,000 381,288
Total Communications 8,141,045
Basic Materials - 0 .5%
INEOS US Finance LLC
8.69% (1 Month Term SOFR + 5.00%) due 06/25/32
◊
1,450,000 1,341,250
WR Grace Holdings LLC
6.73% (3 Month Term SOFR + 3.00%) due 08/19/32
◊
843,625 846,089
Discovery Purchaser Corp.
7.48% (3 Month Term SOFR + 3.75%, Rate Floor:
0.50%) due 10/04/29
◊
541,801 539,298
Arsenal AIC Parent LLC
6.44% (1 Month Term SOFR + 2.75%) due 08/18/30
◊
172,293 172,846
SCIL US Holdings LLC
7.76% (3 Month Term SOFR + 4.00%) due 11/08/32
◊
99,250 99,870
Total Basic Materials 2,999,353
Energy - 0 .2%
Liquid Tech Solutions Holdings LLC
7.23% (3 Month Term SOFR + 3.50%) due 10/12/32
◊
1,060,562 1,056,585
Utilities - 0 .2%
Powergrid Services LLC
8.48% (3 Month Term SOFR + 4.75%, Rate Floor:
0.75%) due 07/01/32
◊,†††
852,149 848,225

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
| 33
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 34.3% (continued)
Utilities - 0.2% (continued)
8.41% (1 Month Term SOFR + 4.75%, Rate Floor:
1.00%) due 07/01/30
◊,†††
77,943 $ 77,185
Total Utilities 925,410
Total Senior Floating Rate Interests
(Cost $190,639,247) 185,500,233
COLLATERALIZED MORTGAGE OBLIGATIONS - 20 .0%
Government Agency - 15 .8%
Fannie Mae
5.50% due 10/01/56 45,063,503 44,531,274
5.50% due 11/01/54 27,776,987 27,402,346
5.00% due 10/01/55 9,007,848 8,677,978
3.00% due 10/01/55 5,640,000 4,801,661
Total Government Agency 85,413,259
Residential Mortgage-Backed Securities - 3 .0%
Morgan Stanley Residential Mortgage Loan Trust
2026-NQM4, 6.69% (WAC) due 03/25/71
◊,(c)
854,000 789,869
2026-NQM6, 6.61% (WAC) due 05/26/71
◊,(c)
842,000 753,200
2026-NEW2, 6.39% (WAC) due 08/25/71
◊,(c)
650,000 624,745
2026-NQM2, 1.91% (WAC) due 01/26/71
◊,δ,(c)
13,796,688 565,191
2026-NQM1, 1.83% (WAC) due 12/25/70
◊,δ,(c)
13,527,589 513,187
2025-NQM10, 1.73% (WAC) due 11/25/70
◊,δ,(c)
14,182,855 510,654
2026-NQM4, 1.44% (WAC) due 03/25/71
◊,δ,(c)
15,397,861 476,370
2026-NQM2, 6.82% (WAC) due 01/26/71
◊,(c)
474,000 440,663
2026-NQM1, 6.77% (WAC) due 12/25/70
◊,(c)
441,820 411,703
2026-NEW1, 6.41% (WAC) due 04/27/71
◊,(c)
468,000 404,907
2026-NQM6, 1.01% (WAC) due 05/26/71
◊,δ,(c)
14,301,872 310,399
2026-NQM2, 6.19% (WAC) due 01/26/71
◊,(c)
300,000 291,696
2026-NQM1, 6.18% (WAC) due 12/25/70
◊,(c)
260,000 252,891
2026-NEW1, 0.99% (WAC) due 04/27/71
◊,δ,(c)
10,007,681 201,701
2025-NQM10, 7.01% (WAC) due 11/25/70
◊,(c)
181,800 173,241
2026-NQM6, 0.32% (WAC) due 05/26/71
◊,δ,(c)
14,301,872 159,948
2026-NQM4, 0.32% (WAC) due 03/25/71
◊,δ,(c)
15,397,861 159,529
2025-NQM10, 0.34% (WAC) due 11/25/70
◊,δ,(c)
14,182,855 127,239
2026-NEW1, 0.34% (WAC) due 04/27/71
◊,δ,(c)
10,007,681 120,919
2026-NQM2, 0.32% (WAC) due 01/26/71
◊,δ,(c)
13,796,688 118,627
2026-NQM1, 0.32% (WAC) due 12/25/70
◊,δ,(c)
13,527,589 116,031
Mill City Securities Ltd.
2024-RS1, 4.00% due 11/01/69
(c),(k)
3,150,000 3,002,177
BRAVO Trust
2026-SR1, 6.33% due 03/29/46
(c)
2,243,121 2,235,943
New York Mortgage Trust
2026-RR1, 6.88% due 09/28/65
(c),(k)
1,350,000 1,347,679
Carrington Mortgage Loan Trust Series
2006-NC5, 3.93% (1 Month Term SOFR + 0.41%, Rate
Floor: 0.30%) due 01/25/37
◊
1,111,400 1,006,933

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
34 |
a
a
Face
Amount
~
Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 20.0% (continued)
Residential Mortgage-Backed Securities - 3.0% (continued)
LSTAR Securities Investment Ltd.
2024-1, 7.72% (30 Day Average SOFR + 4.10%, Rate
Floor: 3.10%) due 01/01/29
◊,(c)
564,296 $ 563,801
GCAT Trust
2022-NQM5, 5.71% due 08/25/67
(c),(k)
525,454 517,800
Saluda Grade Alternative Mortgage Trust
2023-FIG4, 7.12% (WAC) due 11/25/53
◊,(c)
244,580 248,136
Total Residential Mortgage-Backed Securities 16,445,179
Commercial Mortgage-Backed Securities - 1 .1%
BX Trust
2024-VLT4, 6.08% (1 Month Term SOFR + 2.44%, Rate
Floor: 2.44%) due 06/15/41
◊,(c)
1,583,175 1,563,385
BXHPP Trust
2021-FILM, 4.85% (1 Month Term SOFR + 1.21%, Rate
Floor: 1.10%) due 08/15/36
◊,(c)
1,700,000 1,402,500
KELR Trust
2026-MF, 6.45% (1 Month Term SOFR + 2.80%, Rate
Floor: 2.80%) due 08/15/43
◊,(c)
900,000 899,992
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 5.54% (1 Month Term SOFR + 1.90%,
Rate Floor: 1.54%) due 06/15/38
◊,(c)
900,000 758,463
JC Commercial Mortgage Trust
2026-VYV, 6.87% (WAC) due 09/10/41
◊,(c)
700,000 699,927
BX Commercial Mortgage Trust
2024-AIRC, 6.23% (1 Month Term SOFR + 2.59%, Rate
Floor: 2.59%) due 08/15/41
◊,(c)
425,373 427,500
Total Commercial Mortgage-Backed Securities 5,751,767
Military Housing - 0 .1%
Freddie Mac Military Housing Bonds Resecuritization Trust
Certificates
2015-R1, 0.70% (WAC) due 10/25/52
◊,δ,(c)
11,532,688 593,591
Total Collateralized Mortgage Obligations
(Cost $109,360,919) 108,203,796
ASSET-BACKED SECURITIES - 19 .0%
Collateralized Loan Obligations - 8 .6%
Madison Park Funding LIII Ltd.
2022-53A E, 9.73% (3 Month Term SOFR + 6.00%,
Rate Floor: 6.00%) due 04/21/35
◊,(c)
7,500,000 5,861,563
Fontainbleau Vegas
7.90% (1 Month Term SOFR + 5.65%, Rate Floor:
1.00%) due 01/31/28
◊,†††
2,500,000 2,550,891
Golub Capital Partners CLO 69M
2023-69A DR, 6.81% (3 Month Term SOFR + 3.05%,
Rate Floor: 3.05%) due 11/09/38
◊,(c)
2,200,000 2,198,396
Carlyle Global Market Strategies
2022-1A E, 11.10% (3 Month Term SOFR + 7.35%, Rate
Floor: 7.35%) due 04/15/35
◊,(c)
2,250,000 2,135,405

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
| 35
a
a
Face
Amount
~
Value
ASSET-BACKED SECURITIES - 19.0% (continued)
Collateralized Loan Obligations - 8.6% (continued)
Cerberus Loan Funding XLIV LLC
2023-5A CR, 6.25% (3 Month Term SOFR + 2.50%,
Rate Floor: 2.50%) due 01/15/36
◊,(c)
2,050,000 $ 2,041,812
Cerberus Loan Funding 52 LLC
2025-3A C, 5.95% (3 Month Term SOFR + 2.20%, Rate
Floor: 2.20%) due 10/15/37
◊,(c)
2,000,000 1,985,685
Carlyle US CLO Ltd.
2019-4A ER2, 9.65% (3 Month Term SOFR + 5.90%,
Rate Floor: 5.90%) due 06/22/39
◊,(c)
1,000,000 966,855
2025-4A SUB due 10/25/37
(c),(l)
1,000,000 615,190
FS Rialto Issuer LLC
2024-FL9 C, 6.29% (1 Month Term SOFR + 2.64%,
Rate Floor: 2.65%) due 10/19/39
◊,(c)
1,550,000 1,537,084
Ares Direct Lending CLO 2 LLC
2024-2A D, 7.63% (3 Month Term SOFR + 3.90%, Rate
Floor: 3.90%) due 10/20/36
◊,(c)
1,500,000 1,502,178
Cerberus Loan Funding XLV LLC
2024-1A D, 8.75% (3 Month Term SOFR + 5.00%, Rate
Floor: 5.00%) due 04/15/36
◊,(c)
1,500,000 1,494,619
HPS Private Credit CLO LLC
2025-3A D, 7.73% (3 Month Term SOFR + 4.00%, Rate
Floor: 4.00%) due 07/20/37
◊,(c)
1,000,000 1,001,718
2024-2A D1R, 7.51% (3 Month Term SOFR + 3.85%,
Rate Floor: 3.85%) due 08/15/39
◊,(c)
450,000 450,901
RR Ltd.
2025-39A SUB due 04/15/38
(c),(l)
1,250,000 739,625
2025-41A SUB due 10/15/40
(c),(l)
1,000,000 707,960
Ares Direct Lending CLO 9, LP
2026-1A D, 7.16% (3 Month Term SOFR + 3.45%, Rate
Floor: 3.45%) due 10/20/34
◊,(c)
1,350,000 1,350,000
Ares Direct Lending CLO 6 LLC
2025-2A D, 7.09% (3 Month Term SOFR + 3.30%, Rate
Floor: 3.30%) due 10/16/37
◊,(c)
1,350,000 1,349,866
Cerberus Loan Funding XL LLC
2023-1A DR, 8.00% (3 Month Term SOFR + 4.25%,
Rate Floor: 4.25%) due 03/22/35
◊,(c)
1,250,000 1,246,847
Madison Park Funding LVIII Ltd.
2024-58A DR, 7.21% (3 Month Term SOFR + 3.40%,
Rate Floor: 3.40%) due 04/25/37
◊,(c)
1,100,000 1,102,362
Jefferies Credit Partners Direct Lending CLO Ltd.
2025-1A D, 7.00% (3 Month Term SOFR + 3.25%, Rate
Floor: 3.25%) due 10/15/37
◊,(c)
1,050,000 1,022,697
Golub Capital Partners CLO 46M Ltd.
2019-46A CR2, 5.88% (3 Month Term SOFR + 2.15%,
Rate Floor: 2.15%) due 04/20/37
◊,(c)
1,000,000 997,003
Cerberus Loan Funding XLVI, LP
2024-2A D, 8.70% (3 Month Term SOFR + 4.95%, Rate
Floor: 4.95%) due 07/15/36
◊,(c)
1,000,000 995,000

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
36 |
a
a
Face
Amount
~
Value
ASSET-BACKED SECURITIES - 19.0% (continued)
Collateralized Loan Obligations - 8.6% (continued)
Ares Loan Funding V Ltd.
2024-ALF5A E, 10.41% (3 Month Term SOFR + 6.60%,
Rate Floor: 6.60%) due 07/25/37
◊,(c)
1,000,000 $ 926,372
Neuberger Berman Loan Advisers CLO 57 Ltd.
2024-57A SUB due 10/24/38
(c),(l)
1,600,000 899,680
Golub Capital Partners CLO 83M
2025-83A D, 6.81% (3 Month Term SOFR + 3.05%,
Rate Floor: 3.05%) due 11/09/38
◊,(c)
850,000 849,371
Owl Rock CLO XVI LLC
2024-16A C, 7.03% (3 Month Term SOFR + 3.30%,
Rate Floor: 3.30%) due 04/20/36
◊,(c)
850,000 847,323
Cerberus Loan Funding XLVII LLC
2024-3A D, 8.10% (3 Month Term SOFR + 4.35%, Rate
Floor: 4.35%) due 07/15/36
◊,(c)
800,000 799,191
Wonder Lake Park CLO Ltd.
2025-1A SUB due 07/24/38
(c),(l)
1,200,000 694,932
Octagon 78 Ltd.
2025-3A SUB due 10/20/38
(c),(l)
1,100,000 689,781
Ares LXXVII CLO Ltd.
2025-77A SUB due 07/15/38
(c),(l)
1,000,000 688,990
Voya CLO Ltd.
2022-1A SUB due 04/20/35
(c),(l)
1,750,000 656,057
Brant Point CLO Ltd.
2025-7A SUB due 07/25/38
(c),(l)
1,000,000 602,090
Cerberus Loan Funding 53 LLC
2025-4A D, 6.95% (3 Month Term SOFR + 3.20%, Rate
Floor: 3.20%) due 01/15/38
◊,(c)
600,000 593,646
GoldenTree Loan Management US CLO 24 Ltd.
2025-24A E, 8.33% (3 Month Term SOFR + 4.60%,
Rate Floor: 4.60%) due 10/20/38
◊,(c)
600,000 589,605
Hamlin Park CLO Ltd.
2024-1A SUB due 10/20/37
(c),(l)
1,000,000 566,720
Eldridge CLO Ltd.
2026-4A D1, 6.50% (3 Month Term SOFR + 2.80%,
Rate Floor: 2.80%) due 07/23/39
◊,(c)
550,000 550,403
Symphony CLO 48 Ltd.
2025-48A SUB due 04/20/38
(c),(l)
850,000 536,435
Kennedy Lewis CLO 21 Ltd.
2025-21A SUB due 07/25/38
(c),(l)
750,000 495,952
Regatta 34 Funding Ltd.
2025-3A SUB due 07/20/38
(c),(l)
650,000 424,664
AGL CLO 17 Ltd.
2022-17A ER, 8.38% (3 Month Term SOFR + 4.65%,
Rate Floor: 4.65%) due 01/21/35
◊,(c)
500,000 402,068
Regatta 33 Funding Ltd.
2025-2A SUB due 07/25/38
(c),(l)
600,000 369,546
OCP CLO Ltd.
2024-38A SUB due 01/21/38
(c),(l)
500,000 282,180

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
| 37
a
a
Face
Amount
~
Value
ASSET-BACKED SECURITIES - 19.0% (continued)
Collateralized Loan Obligations - 8.6% (continued)
Bayard Park CLO Ltd.
2025-1A SUB due 07/24/38
(c),(l)
500,000 $ 261,170
KREF Ltd.
2021-FL2 AS, 5.05% (1 Month Term SOFR + 1.41%,
Rate Floor: 1.30%) due 02/15/39
◊,(c)
16,543 16,514
Total Collateralized Loan Obligations 46,596,347
Financial - 4 .8%
Lightning A
5.50% due 03/01/37
†††
8,500,000 8,072,466
Thunderbird A
5.50% due 03/01/37
†††
8,500,000 8,072,466
Ceamer Finance LLC
6.92% due 11/15/37
†††
1,596,180 1,609,043
Obsidian Issuer LLC
2025-1A, 6.93% due 05/15/55
†††,(c)
1,400,000 1,348,970
Pilatus Bank plc
6.31% due 03/31/40
†††
1,350,000 1,315,137
LVNV Funding LLC
6.84% due 06/12/29
†††
1,200,000 1,201,680
Metis Issuer LLC
6.89% due 05/15/55
†††
1,200,000 1,178,926
Lightning B
7.50% due 03/01/37
†††
1,100,000 1,056,422
Thunderbird B
7.50% due 03/01/37
†††
1,100,000 1,056,422
HarbourVest Partners LLC
6.28% (3 Month Term SOFR + 2.58%) due 09/15/30
◊,†††
887,435 879,297
Total Financial 25,790,829
Infrastructure - 2 .8%
Hotwire Funding LLC
2021-1, 4.46% due 11/20/51
(c)
7,700,000 7,682,877
VB-S1 Issuer LLC - VBTEL
2022-1A, 5.27% due 02/15/52
(c)
5,000,000 4,964,268
Switch ABS Issuer LLC
2024-2A, 5.44% due 06/25/54
(c)
1,400,000 1,381,228
Blue Stream Issuer LLC
2023-1A, 6.90% due 05/20/53
(c)
1,000,000 1,004,134
Total Infrastructure 15,032,507
Insurance - 1 .5%
Obra Longevity
8.48% due 06/30/39
†††
5,500,000 5,730,213
Dogwood State Bank
6.45% due 06/24/32
†††
2,227,182 2,210,066
CHEST
7.13% due 03/23/43
†††
425,000 431,276
Total Insurance 8,371,555

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
38 |
a
a
Face
Amount
~
Value
ASSET-BACKED SECURITIES - 19.0% (continued)
Net Lease - 0 .9%
CARS-DB4, LP
2020-1A, 4.95% due 02/15/50
(c)
1,450,000 $ 1,351,435
2020-1A, 4.52% due 02/15/50
(c)
1,000,000 991,954
SVC ABS LLC
2023-1A, 5.55% due 02/20/53
(c)
991,250 982,977
2026-1A, 5.80% due 03/20/56
(c)
399,583 383,564
CARS-DB7, LP
2023-1A, 6.50% due 09/15/53
(c)
1,022,875 1,023,324
Total Net Lease 4,733,254
Transport-Aircraft - 0 .3%
Project Silver
2019-1, 3.97% due 07/15/44
(c)
711,782 699,689
Start II Ltd.
2019-1, 4.09% due 03/15/44
(c)
363,840 364,688
Labrador Aviation Finance Ltd.
2016-1A, 4.30% due 01/15/42
(c)
258,197 266,571
AASET Trust
2020-1A, 3.35% due 01/16/40
(c)
146,984 146,145
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43
(c)
90,093 89,460
Castlelake Aircraft Structured Trust
2019-1A, 3.97% due 04/15/39
(c)
50,394 49,991
Total Transport-Aircraft 1,616,544
Collateralized Debt Obligations - 0 .1%
Project Indigo
5.86% due 03/31/32
†††
820,947 822,164
Total Asset-Backed Securities
(Cost $110,878,541) 102,963,200
U.S. TREASURY BILLS - 3 .9%
U.S. Treasury Bills
3.66% due 09/03/26
(a),(m)
10,000,000 9,998,000
3.67% due 09/10/26
(m)
8,580,000 8,572,208
3.63% due 09/15/26
(m)
2,300,000 2,296,762
Total U.S. Treasury Bills
(Cost $20,866,944) 20,866,970
U.S. GOVERNMENT SECURITIES - 1 .0%
U.S. Treasury Bonds
due 08/15/51
Ʌ,(a),(n)
12,650,000 3,332,001
due 05/15/44
Ʌ,(n)
1,910,000 751,019
due 11/15/44
Ʌ,(n)
1,910,000 728,809
due 02/15/46
Ʌ,(n)
1,920,000 682,163
Total U.S. Government Securities
(Cost $8,853,480) 5,493,992

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
| 39
a
a
Face
Amount
~
Value
FOREIGN GOVERNMENT DEBT - 1 .0%
Australia Government Bond
4.25% due 03/21/36 AUD 5,205,000 $ 3,497,896
Panama Government International Bond
4.50% due 01/19/63 1,700,000 1,241,850
Eagle Funding Luxco SARL
5.50% due 08/17/30
(c)
700,000 698,950
Total Foreign Government Debt
(Cost $5,858,092) 5,438,696
Contracts/
Notional Value
LISTED OPTIONS PURCHASED - 0 .0%
Call Options on :
Interest Rate Options
3-Month SOFR Futures Contracts Expiring March 2027 with
strike price of $97.50 (Notional Value $58,907,775) 246 10,763
3-Month SOFR Futures Contracts Expiring September 2026
with strike price of $97.50 (Notional Value $82,907,813) 345 2,156
Total Listed Options Purchased
(Cost $266,757) 12,919
OTC INTEREST RATE SWAPTIONS PURCHASED
(o)
- 0 .0%
Call Swaptions on :
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate
Swap Expiring December 2026 with exercise rate of
3.38% 8,212,000 2,461
Barclays Bank plc 2-Year Interest Rate Swap Expiring
December 2026 with exercise rate of 3.38% 4,563,000 1,367
Bank of America, N.A. 2-Year Interest Rate Swap Expiring
December 2026 with exercise rate of 3.25% 4,563,000 967
Barclays Bank plc 2-Year Interest Rate Swap Expiring
December 2026 with exercise rate of 3.25% 4,562,000 967
Bank of America, N.A. 2-Year Interest Rate Swap Expiring
December 2026 with exercise rate of 3.38% 2,738,000 779
Barclays Bank plc 2-Year Interest Rate Swap Expiring
December 2026 with exercise rate of 3.38% 2,737,000 778
Citibank, N.A. 2-Year Interest Rate Swap Expiring
September 2026 with exercise rate of 3.43% 7,342,000 56
The Toronto-Dominion Bank 2-Year Interest Rate Swap
Expiring September 2026 with exercise rate of 3.43% 3,587,000 27
JPMorgan Chase Bank, N.A. 2-Year Interest Rate Swap
Expiring September 2026 with exercise rate of 3.43% 5,486,000 19
BNP Paribas 2-Year Interest Rate Swap Expiring September
2026 with exercise rate of 3.30% 5,491,000 10
The Toronto-Dominion Bank 2-Year Interest Rate Swap
Expiring September 2026 with exercise rate of 3.43% 2,737,000 10
The Toronto-Dominion Bank 2-Year Interest Rate Swap
Expiring September 2026 with exercise rate of 3.30% 2,732,000 5

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
40 |
a
a
Contracts/
Notional Value Value
OTC INTEREST RATE SWAPTIONS PURCHASED
(o)
- 0.0% (continued)
Call Swaptions on: (continued)
Interest Rate Swaptions (continued)
Barclays Bank plc 9-Month/5-Year Interest Rate Swap
Expiring September 2026 with exercise rate of 3.35% 3,501,000 $ 2
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring
September 2026 with exercise rate of 3.35% 3,501,000 2
Morgan Stanley Capital Services LLC 9-Month/5-Year
Interest Rate Swap Expiring September 2026 with
exercise rate of 3.35% 3,502,000 2
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate
Swap Expiring September 2026 with exercise rate of
3.35% 3,501,000 2
Total OTC Interest Rate Swaptions Purchased
(Cost $394,952) 7,454
Total Investments - 144.5%
(Cost $839,835,066) $ 782,132,654
LISTED OPTIONS WRITTEN - ( 0 .0 ) %
Call Options on :
Interest Rate Options
3-Month SOFR Futures Contracts Expiring September 2026
with strike price of $98.00 (Notional Value $82,907,813) 345 (2,156)
3-Month SOFR Futures Contracts Expiring March 2027 with
strike price of $98.00 (Notional Value $58,907,775) 246 (7,688)
Total Interest Rate Options
a
(9,844)
Equity Options
S&P 500 Index Expiring September 2026 with strike price of
$7,720.00 (Notional Value $5,380,298) 7 (6,580)
S&P 500 Index Expiring September 2026 with strike price of
$7,700.00 (Notional Value $5,380,298) 7 (7,840)
S&P 500 Index Expiring September 2026 with strike price of
$7,720.00 (Notional Value $5,380,298) 7 (30,870)
S&P 500 Index Expiring September 2026 with strike price of
$7,680.00 (Notional Value $5,380,298) 7 (30,905)
S&P 500 Index Expiring September 2026 with strike price of
$7,655.00 (Notional Value $5,380,298) 7 (37,275)
S&P 500 Index Expiring September 2026 with strike price of
$7,710.00 (Notional Value $5,380,298) 7 (37,835)
S&P 500 Index Expiring September 2026 with strike price of
$7,685.00 (Notional Value $5,380,298) 7 (39,585)
S&P 500 Index Expiring September 2026 with strike price of
$7,670.00 (Notional Value $5,380,298) 7 (43,400)
S&P 500 Index Expiring September 2026 with strike price of
$7,660.00 (Notional Value $5,380,298) 7 (44,975)

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
| 41
a
a
Contracts/
Notional Value Value
LISTED OPTIONS WRITTEN - (0.0)% (continued)
Call Options on: (continued)
Equity Options (continued)
S&P 500 Index Expiring September 2026 with strike price of
$7,680.00 (Notional Value $5,380,298) 7 $ (51,940)
Total Equity Options
a
(331,205)
Total Listed Options Written
(Premium received $635,564) (341,049)
OTC OPTIONS WRITTEN - ( 0 .0 ) %
Call Options on :
Equity Options
JPMorgan Chase Bank, N.A. iShares iBoxx USD High Yield
Corporate Bond ETF Expiring September 2026 with
strike price of $79.80 (Notional Value $6,643,704) 83,244 (1,250)
Goldman Sachs International iShares iBoxx $ High Yield
Corporate Bond ETF Expiring September 2026 with
strike price of $79.45 (Notional Value $6,636,680) 83,156 (19,577)
Bank of America, N.A. iShares iBoxx $ High Yield Corporate
Bond ETF Expiring September 2026 with strike price of
$79.50 (Notional Value $6,633,727) 83,119 (28,191)
JPMorgan Chase Bank, N.A. iShares iBoxx USD High Yield
Corporate Bond ETF Expiring September 2026 with
strike price of $79.35 (Notional Value $6,642,906) 83,234 (32,467)
Total OTC Options Written
(Premium received $82,274) (81,485)
OTC INTEREST RATE SWAPTIONS WRITTEN
(o)
- ( 0 .1 ) %
Call Swaptions on :
Interest Rate Swaptions
Barclays Bank plc 9-Month/5-Year Interest Rate Swap
Expiring September 2026 with exercise rate of 2.85% 3,501,000 —
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring
September 2026 with exercise rate of 2.85% 3,501,000 —
Morgan Stanley Capital Services LLC 9-Month/5-Year
Interest Rate Swap Expiring September 2026 with
exercise rate of 2.85% 3,502,000 —
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate
Swap Expiring September 2026 with exercise rate of
2.85% 3,501,000 —
Total Interest Rate Swaptions
a
—
Put Swaptions on :
Interest Rate Swaptions
The Toronto-Dominion Bank 2-Year Interest Rate Swap
Expiring September 2026 with exercise rate of 3.95% 2,737,000 (15,002)
The Toronto-Dominion Bank 2-Year Interest Rate Swap
Expiring September 2026 with exercise rate of 3.95% 2,732,000 (15,045)
The Toronto-Dominion Bank 2-Year Interest Rate Swap
Expiring September 2026 with exercise rate of 3.95% 3,587,000 (19,934)

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
42 |
a
a
Contracts/
Notional Value Value
OTC INTEREST RATE SWAPTIONS WRITTEN
(o)
- (0.1)% (continued)
Put Swaptions on: (continued)
Interest Rate Swaptions (continued)
Barclays Bank plc 2-Year Interest Rate Swap Expiring
December 2026 with exercise rate of 3.95% 2,737,000 $ (20,234)
Bank of America, N.A. 2-Year Interest Rate Swap Expiring
December 2026 with exercise rate of 3.95% 2,738,000 (20,241)
JPMorgan Chase Bank, N.A. 2-Year Interest Rate Swap
Expiring September 2026 with exercise rate of 3.95% 5,486,000 (30,070)
BNP Paribas 2-Year Interest Rate Swap Expiring September
2026 with exercise rate of 3.95% 5,491,000 (30,239)
Bank of America, N.A. 2-Year Interest Rate Swap Expiring
December 2026 with exercise rate of 3.95% 4,563,000 (33,904)
Citibank, N.A. 2-Year Interest Rate Swap Expiring
September 2026 with exercise rate of 3.95% 7,342,000 (40,243)
Morgan Stanley Capital Services LLC 2-Year Interest Rate
Swap Expiring December 2026 with exercise rate of
3.95% 8,212,000 (61,017)
Barclays Bank plc 2-Year Interest Rate Swap Expiring
December 2026 with exercise rate of 3.95% 9,125,000 (67,800)
Total Interest Rate Swaptions
a
(353,729)
Total OTC Interest Rate Swaptions Written
(Premium received $291,123) (353,729)
Other Assets & Liabilities, net - (44.4)% (240,169,977)
Total Net Assets - 100.0% $ 541,186,414
~ The face amount is denominated in U.S. dollars unless otherwise indicated.
* Non-income producing security.
◊ Variable rate security. Rate indicated is the rate effective at August 31, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated
effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
††† Value determined based on Level 3 inputs — See Note 2 .
δ Security is an interest-only strip.
Ʌ Security is a principal-only strip.
§ Security is unsettled at period end and may not have a stated effective rate.
∞ Affiliated issuer.
(a) All or a portion of these securities have been physically segregated in connection with the borrowings, options, reverse repurchase agreements and unfunded loan commitments. As of
August 31, 2026, the total value of securities segregated was $200,980,845.
(b) Special Purpose Acquisition Company (SPAC).
(c) Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $271,106,890 (cost $285,952,148), or 50.1% of total net assets.

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
| 43
See Sector Classification in Other Information section.
(d) Fair value is determined using the net asset value of the respective underlying funds as a practical expedient in accordance with ASC Topic 820, Fair Value Measurement - See Note 2 .
(e) A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(f) Rate indicated is the 7-day yield as of August 31, 2026.
(g) Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $5,574,720 (cost
$5,567,040), or 1.0% of total net assets - See Note 5 .
(h) Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
(i) Perpetual maturity.
(j) Payment-in-kind security.
(k) Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at August 31, 2026. See table below for additional step information for each security.
(l) Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
(m) Rate indicated is the effective yield at the time of purchase.
(n) Zero coupon rate security.
(o) Swaptions — See additional disclosure in the swaptions table below for more information on swaptions.
ADR — American Depositary Receipt
AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust
SARL  — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
¥
Equity Futures Contracts Purchased
S&P 500 Index Mini Futures
Contracts 219 Sep 2026 $ 84,315,000 $ 3,827,609
Commodity Futures Contracts Purchased
Gold 100 oz Futures
Contracts 7 Dec 2026 3,151,890 $ 293,853

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
44 |
Futures Contracts (continued)
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
¥
Interest Rate Futures Contracts Purchased
U.S. Treasury 2 Year Note
Futures Contracts 52 Dec 2026 $ 10,674,219 $ (22,417)
U.S. Treasury 5 Year Note
Futures Contracts 54 Dec 2026 5,710,500 (28,722)
U.S. Treasury Long Bond
Futures Contracts 50 Dec 2026 5,437,500 (42,887)
$ (94,026)
– 4,027,436
(3,990,834)

August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
| 45
Guggenheim Active Allocation Fund
Centrally Cleared Credit Default Swap Agreements Protection Purchased
Counterparty Exchange Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount
~
Value
Upfront
Premiums
Received
Unrealized
Depreciation
¥
Bank of
America
Securities, Inc. ICE
ITRAXX.
EUR.45.V1 1.00% Quarterly 06/20/31 EUR 8,690,000 $ (239,641) $ (163,528) $ (76,113)
Bank of
America
Securities, Inc. ICE
CDX.
NA.IG.45.V1 1.00% Quarterly 12/20/30 $ 22,600,000 (523,334) (445,761) (77,573)
$(762,975) $(609,289) $(153,686)
OTC Credit Default Swap Agreements Protection Purchased
Counterparty Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Depreciation
Morgan Stanley
Capital Services
LLC
CDX.
NA.HY.43.
V1
(15-25%) 5.00%
Quarterly
12/20/29 $ 407,000 $ (44,885) $ (17,327) $ (27,558)

August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
46 |
Guggenheim Active Allocation Fund
Centrally Cleared Interest Rate Swap Agreements
Counterparty Exchange
Floating
Rate
Type
Floating Rate
Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
¥
J.P. Morgan
Securities
LLC CME Receive
U.S. Secured
Overnight
Financing
Rate 4.05% Annually 01/31/30 $ 6,950,000 $ 22,717 $ 242 $ 22,475
J.P. Morgan
Securities
LLC CME Pay
U.S. Secured
Overnight
Financing
Rate 3.47% Annually 09/23/31 14,230,000 (489,755) (9,554) (480,201)
J.P. Morgan
Securities
LLC CME Pay
U.S. Secured
Overnight
Financing
Rate 2.78% Annually 07/18/27 53,800,000 (676,297) 85 (676,382)
$ (1,143,335) $ (9,227) $ (1,134,108)

August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
| 47
Guggenheim Active Allocation Fund
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
(a)
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
OTC Equity Index Swap Agreements
Bank of America,
N.A.
SPDR S&P 500
ETF Trust Pay
4.51% (Federal
Funds Rate +
0.88%) At Maturity 07/16/27 31,900 $ 24,468,895 $ 366,237
Goldman Sachs &
Co. LLC
GS Equity
Custom Basket Pay
4.28% (Federal
Funds Rate +
0.65%) At Maturity 04/26/27 5,659 709,016 48,194
Bank of America,
N.A.
BofA Equity
Custom Basket Pay
4.28% (Federal
Funds Rate +
0.65%) At Maturity 04/26/27 1,758 696,643 25,302
Bank of America,
N.A.
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 03/31/28 1,350,000 1,350,482 482
Bank of America,
N.A.
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 08/09/30 500,000 500,287 287
Morgan Stanley &
Co. International
plc
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 07/10/29 500,000 500,266 266
Morgan Stanley &
Co. International
plc
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 02/01/30 500,000 500,264 264
Bank of America,
N.A.
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 01/17/30 500,000 500,241 241
Bank of America,
N.A.
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 04/05/28 500,000 500,233 233
JPMorgan Chase
Bank, N.A.
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 09/13/28 500,000 500,229 229
Bank of America,
N.A.
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 06/07/30 500,000 500,217 217

August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
48 |
Guggenheim Active Allocation Fund
Total Return Swap Agreements (continued)
Counterparty
Reference
Obligation Type
(a)
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Morgan Stanley &
Co. International
plc
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 05/06/30 500,000 $ 500,195 $ 195
Bank of America,
N.A.
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 03/02/29 500,000 500,192 192
Bank of America,
N.A.
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 10/12/28 500,000 500,191 191
JPMorgan Chase
Bank, N.A.
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 11/14/28 500,000 500,180 180
Bank of America,
N.A.
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 12/15/28 500,000 500,129 129
Citibank, N.A.
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 06/07/29 300,000 300,077 77
UBS AG
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 07/09/30 300,000 300,065 65
Citibank, N.A.
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 08/09/29 300,000 300,055 55
Bank of America,
N.A.
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 11/14/29 300,000 300,046 46
JPMorgan Chase
Bank, N.A.
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 10/11/29 300,000 300,037 37
Bank of America,
N.A.
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 12/17/29 300,000 300,035 35
Bank of America,
N.A.
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 09/12/30 300,000 300,029 29
Morgan Stanley &
Co. International
plc
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 03/04/30 300,000 300,020 20
Bank of America,
N.A.
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 05/06/31 300,000 300,020 20

August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
| 49
Guggenheim Active Allocation Fund
Total Return Swap Agreements (continued)
Counterparty
Reference
Obligation Type
(a)
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Morgan Stanley &
Co. International
plc
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 02/01/30 300,000 $ 300,019 $ 19
The Toronto-
Dominion Bank
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 01/17/30 300,000 300,018 18
JPMorgan Chase
Bank, N.A.
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 04/03/31 300,000 299,998 (2)
Goldman Sachs &
Co. LLC
GS Equity
Custom Basket Pay
4.28% (Federal
Funds Rate +
0.65%) At Maturity 09/20/27 1,408 684,612 (42,726)
Bank of America,
N.A.
BofA Equity
Custom Basket Pay
4.28% (Federal
Funds Rate +
0.65%) At Maturity 04/26/27 3,343 590,875 (74,558)
$ 38,103,566 $ 325,974

August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
50 |
Guggenheim Active Allocation Fund
Forward Foreign Currency Exchange Contracts
Counterparty Currency Type Quantity
Contract
Amount
Settlement
Date
Unrealized
Depreciation
JPMorgan Chase Bank, N.A. CAD Buy 65,000 47,181
USD
09/16/26 $ (243)
Bank of America, N.A. EUR Sell 1,200,000 1,389,672
USD
09/16/26 (4,867)
JPMorgan Chase Bank, N.A. CAD Sell 4,135,000 2,969,245
USD
09/16/26 (16,722)
Bank of America, N.A. GBP Sell 9,650,000 13,017,203
USD
09/16/26 (56,642)
Barclays Bank plc EUR Sell 71,445,000 82,435,721
USD
09/16/26 (591,631)
$ (670,105)
OTC Interest Rate Swaptions Purchased
Counterparty/
Description
Floating
Rate Type
Floating Rate
Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
Morgan Stanley Capital
Services LLC 2-Year
Interest Rate Swap Pay 12 Month SOFR Annual 3.38% 12/28/26 3.38% $ 8,212,000 $ 2,461
Barclays Bank plc 2-Year
Interest Rate Swap Pay 12 Month SOFR Annual 3.38% 12/28/26 3.38% 4,563,000 1,367
Barclays Bank plc 2-Year
Interest Rate Swap Pay 12 Month SOFR Annual 3.25% 12/28/26 3.25% 4,562,000 967
Bank of America, N.A.
2-Year Interest Rate Swap Pay 12 Month SOFR Annual 3.25% 12/28/26 3.25% 4,563,000 967
Bank of America, N.A.
2-Year Interest Rate Swap Pay 12 Month SOFR Annual 3.38% 12/24/26 3.38% 2,738,000 779
Barclays Bank plc 2-Year
Interest Rate Swap Pay 12 Month SOFR Annual 3.38% 12/24/26 3.38% 2,737,000 778
Citibank, N.A. 2-Year
Interest Rate Swap Pay 12 Month SOFR Annual 3.43% 09/28/26 3.43% 7,342,000 56
The Toronto-Dominion Bank
2-Year Interest Rate Swap Pay 12 Month SOFR Annual 3.43% 09/28/26 3.43% 3,587,000 27

August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
| 51
Guggenheim Active Allocation Fund
OTC Interest Rate Swaptions Purchased (continued)
Counterparty/
Description
Floating
Rate Type
Floating Rate
Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
JPMorgan Chase Bank,
N.A. 2-Year Interest Rate
Swap Pay 12 Month SOFR Annual 3.43% 09/24/26 3.43% $ 5,486,000 $ 19
BNP Paribas 2-Year Interest
Rate Swap Pay 12 Month SOFR Annual 3.30% 09/25/26 3.30% 5,491,000 10
The Toronto-Dominion Bank
2-Year Interest Rate Swap Pay 12 Month SOFR Annual 3.43% 09/24/26 3.43% 2,737,000 10
The Toronto-Dominion Bank
2-Year Interest Rate Swap Pay 12 Month SOFR Annual 3.30% 09/25/26 3.30% 2,732,000 5
Barclays Bank plc
9-Month/5-Year Interest
Rate Swap Pay 12 Month SOFR Annual 3.35% 09/21/26 3.35% 3,501,000 2
Morgan Stanley Capital
Services LLC 9-Month/5-
Year Interest Rate Swap Pay 12 Month SOFR Annual 3.35% 09/21/26 3.35% 3,502,000 2
The Toronto-Dominion Bank
9-Month/5-Year Interest
Rate Swap Pay 12 Month SOFR Annual 3.35% 09/21/26 3.35% 3,501,000 2
BNP Paribas 9-Month/5-
Year Interest Rate Swap Pay 12 Month SOFR Annual 3.35% 09/21/26 3.35% 3,501,000 2
$ 7,454

August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
52 |
Guggenheim Active Allocation Fund
OTC Interest Rate Swaptions Written
Counterparty/
Description
Floating
Rate Type
Floating Rate
Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
Barclays Bank plc
9-Month/5-Year Interest
Rate Swap Receive 12 Month SOFR Annual 2.85% 09/21/26 2.85% $ 3,501,000 $ —
Morgan Stanley Capital
Services LLC 9-Month/5-
Year Interest Rate Swap Receive 12 Month SOFR Annual 2.85% 09/21/26 2.85% 3,502,000 —
The Toronto-Dominion Bank
9-Month/5-Year Interest
Rate Swap Receive 12 Month SOFR Annual 2.85% 09/21/26 2.85% 3,501,000 —
BNP Paribas 9-Month/5-
Year Interest Rate Swap Receive 12 Month SOFR Annual 2.85% 09/21/26 2.85% 3,501,000 —
$ —
Put
The Toronto-Dominion
Bank 2-Year Interest Rate
Swap Pay 12 Month SOFR Annual 3.95%
09/24/26 3.95% 2,737,000 (15,002)
The Toronto-Dominion
Bank 2-Year Interest Rate
Swap Pay 12 Month SOFR Annual 3.95%
09/25/26 3.95% 2,732,000 (15,045)
The Toronto-Dominion
Bank 2-Year Interest Rate
Swap Pay 12 Month SOFR Annual 3.95%
09/28/26 3.95% 3,587,000 (19,934)
Barclays Bank plc 2-Year
Interest Rate Swap Pay 12 Month SOFR Annual 3.95%
12/24/26 3.95% 2,737,000 (20,234)
Bank of America, N.A.
2-Year Interest Rate
Swap Pay 12 Month SOFR Annual 3.95%
12/24/26 3.95% 2,738,000 (20,241)

August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
| 53
Guggenheim Active Allocation Fund
OTC Interest Rate Swaptions Written (continued)
Counterparty/
Description
Floating
Rate Type
Floating Rate
Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
JPMorgan Chase Bank,
N.A. 2-Year Interest Rate
Swap Pay 12 Month SOFR Annual 3.95%
09/24/26 3.95% $ 5,486,000 $ (30,070)
BNP Paribas 2-Year Interest
Rate Swap Pay 12 Month SOFR Annual 3.95%
09/25/26 3.95% 5,491,000 (30,239)
Bank of America, N.A.
2-Year Interest Rate
Swap Pay 12 Month SOFR Annual 3.95%
12/28/26 3.95% 4,563,000 (33,904)
Citibank, N.A. 2-Year
Interest Rate Swap Pay 12 Month SOFR Annual 3.95%
09/28/26 3.95% 7,342,000 (40,243)
Morgan Stanley Capital
Services LLC 2-Year
Interest Rate Swap Pay 12 Month SOFR Annual 3.95%
12/28/26 3.95% 8,212,000 (61,017)
Barclays Bank plc 2-Year
Interest Rate Swap Pay 12 Month SOFR Annual 3.95%
12/28/26 3.95% 9,125,000 (67,800)
$ (353,729)
~
The face amount is denominated in U.S. dollars unless otherwise indicated.
¥
Includes cumulative appreciation (depreciation).
(a)
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
(b)
Autocallable instrument which pays a coupon and returns notional principal at maturity (or if called early) as long as the reference indices do not fall below specific thresholds.

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
54 |
CAD — Canadian Dollar
CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index Version 1
CDX.NA.IG.45.V1 — Credit Default Swap North American Investment Grade Series 45 Index
Version 1
CME — Chicago Mercantile Exchange
EUR — Euro
GBP — British Pound
ICE — Intercontinental Exchange
ITRAXX.EUR.45.V1 — iTraxx Credit Default Swap European Investment Grade Series 45 Index
Version 1
LLC — Limited Liability Company
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at August 31, 2026
(See Note 2 in the Notes to Schedule of Investments):
Investments in Securities
(Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 12,301,255 $ 609,699 $ 14,097 $ 12,925,051
Preferred Stocks 10,821,637 26,933,836 1,870,001 39,625,474
Warrants 31 — 8 39
Rights — — 1 1
Exchange-Traded Funds 13,336,920 — — 13,336,920
Closed-End Mutual Funds 6,761,207 — — 6,761,207
Money Market Funds 13,081,558 — — 13,081,558
Corporate Bonds — 252,852,905 7,993,030 260,845,935
Senior Floating Rate Interests — 146,730,169 38,770,064 185,500,233
Collateralized Mortgage
Obligations — 108,203,796 — 108,203,796
Asset-Backed Securities — 65,427,761 37,535,439 102,963,200
U.S. Treasury Bills — 20,866,970 — 20,866,970
U.S. Government Securities — 5,493,992 — 5,493,992
Foreign Government Debt — 5,438,696 — 5,438,696
Options Purchased 12,919 — — 12,919
Interest Rate Swaptions
Purchased — 7,454 — 7,454
Equity Futures Contracts
(a)
3,827,609 — — 3,827,609
Commodity Futures
Contracts
(a)
293,853 — — 293,853
Interest Rate Swap
Agreements
(a)
— 22,475 — 22,475
Equity Index Swap
Agreements
(a)
— 443,260 — 443,260
Unfunded Loan Commitments
( Note 4 )
(a)
— — 124,166 124,166
Total Assets $ 60,436,989 $ 633,031,013 $ 86,306,806 $ 779,774,808
– – – –

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
| 55
Please refer to the detailed Schedule of Investments for a breakdown of investment type by industry category.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of
$149,619,792 are categorized as Level 2 within the disclosure hierarchy — See Note 3.
The Fund held investments in private funds with a fair value of $7,069,209, which are excluded from the fair value hierarchy as of August 31, 2026, in accordance with subtopic 820-10 as investments in Investment Funds valued at net asset value, as a "practical expedient" are not required to be included in the fair value hierarchy — See Note 2.
Investments in Securities
(Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Interest Rate Swaptions
Written $ — $ 353,729 $ — $ 353,729
Options Written 341,049 81,485 — 422,534
Interest Rate Futures
Contracts
(a)
94,026 — — 94,026
Credit Default Swap
Agreements
(a)
— 181,244 — 181,244
Interest Rate Swap
Agreements
(a)
— 1,156,583 — 1,156,583
Equity Index Swap
Agreements
(a)
— 117,286 — 117,286
Forward Foreign Currency
Exchange Contracts
(a)
— 670,105 — 670,105
Unfunded Loan Commitments
( Note 4 )
(a)
— — 6,005 6,005
Total Liabilities $ 435,075 $ 2,560,432 $ 6,005 $ 3,001,512
(a)
Reported as unrealized appreciation/(depreciation) at period end.
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Category
Ending Balance at
August 31, 2026
Valuation
Technique
Unobservable
Inputs Input Range
Weighted
Average
(a)
Assets:
Asset-Backed
Securities $ 22,441,623 Yield Analysis Yield 6.7%-8.4% 7.5%
Asset-Backed
Securities 15,093,816
Option adjusted
spread off prior
month end broker
quote Broker Quote — —
Common Stocks 9,736
Third Party
Pricing Broker Quote — —
Common Stocks 4,272 Model Price Purchase Price — —

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
56 |
Significant changes in a quote, liquidation value or yield would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, if any, were not considered material to the Fund.
The Fund's fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.
Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended August 31, 2026, the Fund had securities with a total value of $5,724,228 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $2,641,262 transfer out of Level 3 into
Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.
Category
Ending Balance at
August 31, 2026
Valuation
Technique
Unobservable
Inputs Input Range
Weighted
Average
(a)
Common Stocks $ 76 Model Price
Liquidation
Value — —
Common Stocks 13
Third Party
Pricing Vendor Price — —
Corporate Bonds 5,574,720
Third Party
Pricing Broker Quote — —
Corporate Bonds 2,418,310
Option adjusted
spread off prior
month end broker
quote Broker Quote — —
Preferred Stocks 1,870,001 Yield Analysis Yield 7.2% —
Rights 1 Model Price
Liquidation
Value — —
Senior Floating
Rate Interests 21,097,445 Yield Analysis Yield 8.2%-11.0% 9.3%
Senior Floating
Rate Interests 7,791,551
Third Party
Pricing Vendor Price — —
Senior Floating
Rate Interests 6,984,827 Model Price Purchase Price — —
Senior Floating
Rate Interests 2,896,241
Third Party
Pricing Broker Quote — —
Unfunded Loan
Commitments 124,166 Model Price Purchase Price — —
Warrants 8 Model Price
Liquidation
Value — —
Total Assets $ 86,306,806
Liabilities:
Unfunded Loan
Commitments $ 6,005 Model Price Purchase Price — —
(a)
Inputs are weighted by the fair value of the instruments.

August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
| 57
Guggenheim Active Allocation Fund
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended August 31, 2026:
Beginning
Balance
Purchases/
(Receipts)
(Sales,
maturities and
paydowns)/
Fundings
Amortization
of premiums/
discounts
Total realized
gains (losses)
included in
earnings
Assets
Asset-Backed Securities $ 37,829,391 $ — $ (412,059) $ — $ —
Corporate Bonds 8,049,935 — (2,003) — —
Senior Floating Rate Interests 37,461,969 1,809,084 (1,323,965) 20,249 (1,670)
Warrants 8 — — — —
Common Stocks 14,054 — (40) — 40
Preferred Stocks — — — — —
Rights 1 — — — —
Unfunded Loan Commitments 120,097 — (131) — —
Total Assets $ 83,475,455 $ 1,809,084 $ (1,738,198) $ 20,249 $ (1,630)
Liabilities
Unfunded Loan Commitments $ (34,666) $ — $ 30,399 $ — $ —

August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
58 |
Guggenheim Active Allocation Fund
Total change
in unrealized
appreciation
(depreciation)
included in
earnings
Transfers into
Level 3
Transfers out of
Level 3 Ending Balance
Net change
in unrealized
appreciation
(depreciation) for
investments in
Level 3 securities
still held at
August 31, 2026
Assets
Asset-Backed Securities $ (88,866) $ 822,163 $ (615,190) $ 37,535,439 $ (59,645)
Corporate Bonds (54,902) — — 7,993,030 (54,902)
Senior Floating Rate Interests (201,552) 3,032,021 (2,026,072) 38,770,064 (165,247)
Warrants — — — 8 —
Common Stocks — 43 — 14,097 —
Preferred Stocks — 1,870,001 — 1,870,001 —
Rights — — — 1 —
Unfunded Loan Commitments 4,200 — — 124,166 4,200
Total Assets $ (341,120) $ 5,724,228 $ (2,641,262) $ 86,306,806 $ (275,594)
Liabilities
Unfunded Loan Commitments $ (1,738) $ — $ — $ (6,005) $ (1,738)

August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
| 59
Guggenheim Active Allocation Fund
Step Coupon Bonds
The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities may be subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.
Name
Coupon Rate at
Next Reset Date
Next Rate
Reset Date
GCAT Trust 2022-NQM5, 5.71% due 08/25/67 6.71% 10/01/26
Mill City Securities Ltd. 2024-RS1, 4.00% due 11/01/69 7.00% 10/01/27
New York Mortgage Trust 2026-RR1, 6.88% due 09/28/65 9.88% 07/01/29
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under
Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company
Act of 1940 (“affiliated issuer”).
The Fund may invest in certain investment companies managed by GI. Additional information about the affiliated fund, including the most recent annual report on Form N-CSR is available publicly or upon request.
Transactions during the period ended August 31, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
05/31/26 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
08/31/26
Shares
08/31/26
Investment
Income
Exchange-Traded
Funds
Guggenheim
Enhanced Equity
Income ETF $ — $ 13,515,750 $ — $ — $ (178,830) $ 13,336,920 270,000 $ —

INVESTMENTS (Unaudited)
NOTES TO SCHEDULE OF
60 |
August 31, 2026
Note 1 ‒ Organization and Significant Accounting Policies
Organization
Guggenheim Active Allocation Fund (the “Fund”) was organized as a Delaware statutory trust on May 20, 2021 and commenced investment operations on November 23, 2021. The
Fund is registered as a diversified, closed-end management investment company under the
Investment Company Act of 1940, as amended (the “1940 Act”).
The Fund's Declaration of Trust provides for a limited period of existence and, absent other action by the Board of Trustees of the Fund (the "Board"), the Fund will dissolve on November 23, 2033. Under certain circumstances, the Fund's term may be extended or its term structure may be eliminated entirely. In addition, investors should note that the Fund reserves the right to merge or reorganize with another fund, liquidate or convert into an open-
end fund, in each case subject to applicable approvals by shareholders and the Board as required by law and the Fund's governing documents.
The Fund’s investment objective is to maximize total return through a combination of current income and capital appreciation. There can be no assurance that the Fund will achieve its investment objective. The Fund’s investment objective is considered non-fundamental and may be changed without shareholder approval. The Fund will provide shareholders with 60 days’ prior written notice of any change in its investment objective.
For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.
Significant Accounting Policies
The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment
Companies.
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
(a) Valuation of Investments
The Board has adopted policies and procedures for the valuation of the Fund’s investments
(the “Fund Valuation Procedures”).
Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Guggenheim Funds
Investment Advisors, LLC (“GFIA” or the “Adviser”) as the valuation designee to perform fair valuation determinations for the Fund with respect to all Fund investments and/or other assets. As the Fund’s valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund
Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
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August 31, 2026
of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim's investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Fund’s securities and/or other assets. The Valuation Procedures may be amended and potentially adversely affected as the Fund seeks to comply with regulations that apply to the valuation practices of registered investment companies.
Valuations of the Fund’s securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation
Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the
Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.
If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.
In general, portfolio securities and assets of the Fund will be valued on the basis of readily available market quotations at their current market value. With respect to portfolio securities and assets of the Fund for which market quotations are not readily available, or deemed unreliable by the Adviser, the Fund will fair value those securities and assets in good faith in accordance with the Valuation Procedures. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Fair value represents a good faith approximation of the value of a security. Fair value determinations may be based on limited inputs and involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a portfolio security or asset at the price the Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund could reasonably expect to receive upon the sale of the portfolio security or asset.
Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq
Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however,
Note 1 ‒ Organization and Significant Accounting Policies (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
62 |
August 31, 2026
that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.
Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.
Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the
NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts (“ADRs”) trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by an independent third-party pricing service in valuing foreign securities.
Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.
U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.
CLOs, CDOs, MBS, ABS, and other structured finance securities are generally valued using an independent third-party pricing service.
Typically, loans are valued using information provided by independent third-party pricing services that use broker quotes, among other inputs. If the independent third-party pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser. As the Fund invests in loans or asset-backed securities as part of its investment strategies, it may have a significant amount of these instruments that are fair valued by the Adviser.
Note 1 ‒ Organization and Significant Accounting Policies (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
| 63
August 31, 2026
Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.
Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued using a price provided by a pricing service.
Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange.
However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.
Interest rate swap agreements entered into by the Fund are valued on the basis of the last sale price on the primary exchange on which the swap is traded. Other swap agreements entered into by the Fund are generally valued using an evaluated price provided by an independent third-party pricing service.
Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.
The Fund may also fair value securities and assets when a significant event is deemed to have occurred after the time of a market quotation including for securities and assets traded on foreign markets and securities and assets for which market quotations are provided by independent third-party pricing services as of a time that is prior to the time when the Fund determines its NAV. There can be no assurance in each case that significant events will be identified.
Valuations of the Fund's securities and other assets are supplied primarily by independent third-party pricing services pursuant to the processes set forth in the Valuation Designee
Procedures. Valuations provided by the independent third-party pricing services are generally based on methods designed to approximate the amount that the Fund could reasonably expect to receive upon the sale of the portfolio security or asset. When providing valuations to the Fund, independent third-party pricing services use various inputs, methods, models and assumptions, which may include information provided by broker-dealers and other market makers. Independent third-party pricing services face the same challenges as the Fund in valuing securities and assets and may rely on limited available information. If the independent third-party pricing service cannot or does not provide a valuation for a particular investment, or such valuation is deemed unreliable, such investment is fair valued by the Adviser.
The Fund may also use third-party service providers to model certain securities to determine fair market value. While the Fund's use of fair valuation is intended to result in calculation of NAV that fairly reflects values of the Fund's portfolio securities as of the time of pricing, the Fund cannot guarantee that any fair valuation will, in fact, approximate the amount the Fund would actually realize upon the sale of the securities in question.
Note 1 ‒ Organization and Significant Accounting Policies (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
64 |
August 31, 2026
Quotes from broker-dealers (i.e., prices provided by a broker-dealer or other market participant, which may or may not be committed to trade at that price), adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Fund's assets. Quotes from broker-dealers and vendor prices based on broker quotes can vary in terms of depth (e.g., provided by a single broker-dealer) and frequency (e.g., provided on a daily, weekly, or monthly basis, or any other regular or irregular interval).
Although quotes from broker-dealers and vendor prices based on broker quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support such quotes. Significant changes in a quote from a broker-dealer would generally result in significant changes in the fair value of the security.
The Fund may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the
SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears.
There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable.
Note 2 ‒ Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:
Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.
Note 1 ‒ Organization and Significant Accounting Policies (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
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August 31, 2026
Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.
Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”
Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level
1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.
Independent third-party pricing services are used to value a majority of the Fund’s investments. When values are not available from an independent third-party pricing service, they will be determined using a variety of sources and techniques, including: market prices;
broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2, as indicated
in this report.
Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Fund’s assets. Quotes from broker-dealers and vendor prices based on broker quotes can vary in terms of depth (e.g., provided by a single broker-dealer) and frequency (e.g., provided on a daily, weekly, or monthly basis, or any other regular or irregular interval). Although quotes from broker-dealers and vendor prices based on broker quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support such quotes.
Significant changes in a quote from a broker-dealer would generally result in significant changes in the fair value of the security.
Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.
Certain loans and other securities are valued using a single daily broker quote or a price from an independent third-party pricing service based on a single daily or monthly broker quote.
Note 2 ‒ Fair Value Measurement (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
66 |
August 31, 2026
Private funds are valued using the net asset value (or its equivalent) as a practical expedient to estimate fair value of investments in private funds, provided certain conditions are met.
As such, the Fund’s investments in private funds are carried at fair value which generally represents the Fund’s pro-rata interest in the net assets of each private fund as reported by the administrators and/or investment managers of the underlying private funds. As needed, the reported net asset value is adjusted for investment activity subsequent to the most recent net asset value provided by the private funds' management.
The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.
Note 3 ‒ Derivatives
As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices.
Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging)
purposes, for diversification purposes, to change the duration of the Fund, for leverage purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.
The Fund utilized derivatives for the following purposes:
Duration : the use of an instrument to manage the interest rate risk of a portfolio.
Hedge : an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.
Income : the use of an instrument that distributes cash flows typically based upon some rate of interest.
Index Exposure : the use of an instrument to obtain exposure to a listed or other type of index.
Speculation : the use of an instrument to express macro-economic and other investment views.
Note 2 ‒ Fair Value Measurement (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
| 67
August 31, 2026
To the extent the Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Fund to be more volatile and riskier than if the Fund had not been leveraged.
Options Purchased and Written
A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.
The risk in writing a call option is that the Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where the Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, the Fund may be at risk because of the counterparty’s inability to perform.
The Fund may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the options. The swaptions are forward premium swaptions which have extended settlement dates.
Futures Contracts
A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with the Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange;
and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-
traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Fund's Schedule of
Investments.
Note 3 ‒ Derivatives (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
68 |
August 31, 2026
Swap Agreements
A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. If the Fund utilizes centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that the Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.
Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.
Interest rate swaps involve the exchange by the Fund with another party for its respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.
Credit default swaps are instruments which allow for the full or partial transfer of third-party credit risk, with respect to a particular entity or entities, from one counterparty to the other.
The Fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of
Note 3 ‒ Derivatives (continued)

INVESTMENTS (Unaudited)
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NOTES TO SCHEDULE OF
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August 31, 2026
protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund if the Fund is selling the credit protection. If the Fund utilizes centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third-party issuer.
The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/
performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.
The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.
In conjunction with short sales and the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.
The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Fund monitors the counterparty credit risk associated with each such financial institution.
Note 3 ‒ Derivatives (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
70 |
August 31, 2026
Foreign Investments
There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S.
dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.
In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts.
However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.
The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S.
dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations.
Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.
Reverse Repurchase Agreements
The Fund may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash.
At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Fund may enter into such agreements to seek to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds
Note 3 ‒ Derivatives (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
| 71
August 31, 2026
may be invested would affect the market value of the Fund's assets. As a result, such transactions may increase fluctuations in the market value of the Fund's assets.
Note 4 ‒ Unfunded Loan Commitments and Other Commitments
Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of August 31, 2026. The Fund is obligated to fund these loan commitments at the borrower’s discretion.
The unfunded loan commitments as of August 31, 2026, were as follows:
Borrower
Maturity
Date
Face
Amount
~
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Aman OBH1L
Mortgage 01/02/40 3,270,824 $ 3,240,930 $ 3,241,433 $ 503
Azuria Water
Solutions, Inc. 04/25/33 54,682 54,551 54,395 (156)
Azurite
Intermediate
Holdings, Inc. 03/19/31 150,000 136,430 139,651 3,221
Cliffwater LLC 10/07/30 130,000 121,083 121,382 299
Datix Bidco Ltd. 10/30/30 332,500 294,861 303,633 8,772
Datix Bidco Ltd. 04/30/31 390,000 390,000 387,897 (2,103)
Hanger, Inc. 10/23/31 46,631 46,427 46,886 459
HIG Operations
Holdings, Inc. 06/11/31 148,350 148,025 146,906 (1,119)
Kerridge
Commercial
Systems Bidco
Ltd. 11/21/32 GBP 800,000 989,316 1,083,840 94,524
Kroll, Inc. 09/13/32 107,500 100,417 107,500 7,083
Liquid Tech
Solutions
Holdings LLC 10/12/32 36,780 36,614 36,643 29
MB2 Dental
Solutions LLC 02/13/31 113,100 100,723 104,118 3,395
Merative, LP 09/30/32 158,974 154,769 158,974 4,205
Powergrid
Services LLC 07/01/30 329,000 310,359 311,850 1,491
Powergrid
Services LLC 07/01/32 31,837 31,837 31,690 (147)
Secretariat
Advisors LLC 02/28/32 53,763 53,523 51,143 (2,380)
US Fertility
Enterprises
LLC 12/10/32 24,211 24,097 24,282 185
Vacation Rental
Brands
Holdings 05/06/32 236,376 234,427 234,327 (100)
$118,161
~
The face amount is denominated in U.S. dollars unless otherwise indicated.
Note 3 ‒ Derivatives (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
72 |
August 31, 2026
As of August 31, 2026, the Fund has committed to invest additional capital in the future and is obligated to fund the following commitments for each respective private fund:
Note 5 ‒ Restricted Securities
The securities below are considered illiquid and restricted under guidelines established by the
Board:
Note 6 ‒ Market Risks
The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect)
individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, natural/environmental or man-made disasters, or geological events, governmental actions, tariffs (which may be imposed by
U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Fund in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets.
The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress
GBP — British Pound
Private Funds
Commitment
Amount
HPC NAV I 2025 $4,314,560
FTAI Aircraft Leasing Offshore SPV, LP 412,500
Restricted Securities Acquisition Date Cost Value
Insured Lending 1 Ltd.
6.50% due 02/04/32 10/29/25 $ 5,567,040 $ 5,574,720
Note 4 ‒ Unfunded Loan Commitments and Other Commitments  (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
| 73
August 31, 2026
As of August 31, 2026, the Fund has committed to invest additional capital in the future and is obligated to fund the following commitments for each respective private fund:
Note 5 ‒ Restricted Securities
The securities below are considered illiquid and restricted under guidelines established by the
Board:
Note 6 ‒ Market Risks
The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect)
individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, natural/environmental or man-made disasters, or geological events, governmental actions, tariffs (which may be imposed by
U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Fund in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets.
The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress
GBP — British Pound
Private Funds
Commitment
Amount
HPC NAV I 2025 $4,314,560
FTAI Aircraft Leasing Offshore SPV, LP 412,500
Restricted Securities Acquisition Date Cost Value
Insured Lending 1 Ltd.
6.50% due 02/04/32 10/29/25 $ 5,567,040 $ 5,574,720
in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Fund’s investments and performance of the Fund.
Note 6 ‒ Market Risks (continued)

OTHER INFORMATION (Unaudited)
74 |
August 31, 2026
Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as
Bloomberg Industry Classification System, Global Industry Classification Standards and
Barclays Global Classification Scheme.